UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03445

The Merger Fund
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)
June 30, 2021

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:
EVENT-DRIVEN FUND

WCM ALTERNATIVES:
CREDIT EVENT FUND

DEAL COMPOSITION

The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	91.7%	Cash	48.5%
Financial	8.3%	Stock with Fixed Exchange Ratio	24.1%
		Cash & Stock	22.1%
By Deal Type		Stock and Stub(1)	4.8%
Friendly	100.0%	Risk Reversal	0.5%
Hostile	—%	Undetermined	—%	**
		Stock with Flexible
		Exchange Ratio (Collar)	—%	**

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2021.
**	Less than 0.05%.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).

PORTFOLIO COMPOSITION*

The Merger Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, unfunded commitments, preferred stocks, contingent value rights, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2021. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, investments purchased with the cash proceeds from securities lending collateral, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts (which in total represents 20.4% of the Fund’s net assets as of June 30, 2021). Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, unfunded commitments, closed-end funds, preferred stocks, contingent value rights, rights, warrants, bank loans, corporate bonds and long total return swap contract positions as of June 30, 2021. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts (which in total represents 49.4% of the Fund’s net assets as of June 30, 2021). Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Credit Event Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stocks, unfunded commitments, preferred stocks, rights, warrants, bank loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2021. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written options, forward currency exchange contracts and short total return swap contracts (which in total represents 37.6% of the Fund’s net assets as of June 30, 2021). Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE
June 30, 2021 (Unaudited)

As a shareholder of The Merger Fund, WCM Alternatives: Event-Driven Fund and/or WCM Alternatives: Credit Event Fund (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2021 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/21-
	6/30/21	1/1/21	6/30/21	6/30/21(1)
The Merger Fund
Investor Class
Actual Expenses(2)(3)	1.48%	$1,000.00	$1,014.90	$7.39
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.48%	$1,000.00	$1,017.46	$7.40
Institutional Class
Actual Expenses(2)(3)	1.19%	$1,000.00	$1,016.10	$5.95
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.19%	$1,000.00	$1,018.89	$5.96

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/21-
	6/30/21	1/1/21	6/30/21	6/30/21(1)
WCM Alternatives: Event-Driven Fund
Investor Class
Actual Expenses(2)(4)	1.95%	$1,000.00	$1,038.90	$9.86
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	1.95%	$1,000.00	$1,015.12	$9.74
Institutional Class
Actual Expenses(2)(4)	1.70%	$1,000.00	$1,040.50	$8.60
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	1.70%	$1,000.00	$1,016.36	$8.50

The Merger Fund and Westchester Capital Funds
EXPENSE EXAMPLE (continued)
June 30, 2021 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/21-
	6/30/21	1/1/21	6/30/21	6/30/21(1)
WCM Alternatives: Credit Event Fund
Investor Class
Actual Expenses(2)(5)	2.61%	$1,000.00	$1,069.10	$13.39
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	2.61%	$1,000.00	$1,011.85	$13.02
Institutional Class
Actual Expenses(2)(5)	2.36%	$1,000.00	$1,070.40	$12.11
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(5)	2.36%	$1,000.00	$1,013.09	$11.78

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)
Based on the actual returns of 1.49%, 1.61%, 3.89%, 4.05%, 6.91% and 7.04% for the six-month period ended June 30, 2021 for The Merger Fund Investor and Institutional Classes, WCM Alternatives: Event-Driven Fund Investor and Institutional Classes and WCM Alternatives: Credit Event Fund Investor and Institutional Classes, respectively.

(3)
Excluding dividends and interest and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $7.29 and $7.30, respectively in The Merger Fund Investor Class and $5.85 and $5.86, respectively in The Merger Fund Institutional Class.

(4)
Excluding dividends and interest and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $9.10 and $9.00, respectively in WCM Alternatives: Event-Driven Fund Investor Class and $7.84 and $7.75, respectively in WCM Alternatives: Event-Driven Fund Institutional Class.

(5)
Excluding interest on securities sold short, borrowing expense on securities sold short and interest on reverse repurchase agreements, your actual cost of investment and your hypothetical cost of investment would have been $9.70 and $9.44, respectively in WCM Alternatives: Credit Event Fund Investor Class and $8.42 and $8.20, respectively in WCM Alternatives: Credit Event Fund Institutional Class.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 96.08%

COMMON STOCKS — 70.13%

AEROSPACE & DEFENSE — 1.33%
Aerojet Rocketdyne Holdings, Inc.	1,183,071	$57,130,499

APPLICATION SOFTWARE — 4.61%
Slack Technologies, Inc. Class A (a)	4,466,174	197,851,508

BIOTECHNOLOGY — 5.72%
Alexion Pharmaceuticals, Inc. (a)	1,335,913	245,420,577
Lyell Immunopharma, Inc. (a)	100	1,624
		245,422,201
CONSTRUCTION MACHINERY &
HEAVY TRUCKS — 2.64%
Navistar International Corporation (a)(l)	2,543,288	113,176,316

CONSTRUCTION MATERIALS — 0.44%
Forterra, Inc. (a)	804,911	18,923,458

ELECTRIC UTILITIES — 0.69%
PNM Resources, Inc.	602,734	29,395,337

ELECTRONIC EQUIPMENT &
INSTRUMENTS — 4.43%
Coherent, Inc. (a)(e)	718,529	189,935,956

ENTERTAINMENT — 0.41%
MGM Holdings, Inc. (a)(f)	131,269	17,721,315

HEALTH CARE PROVIDERS &
SERVICES — 0.08%
ATI Physical Therapy, Inc. (a)(l)	306,157	2,920,738
Oak Street Health, Inc. (a)(l)	8,322	487,419
		3,408,157
HEALTH CARE TECHNOLOGY — 1.71%
Change Healthcare, Inc. (a)(e)	3,190,118	73,500,319
Convey Holding Parent, Inc. (a)	3,901	44,393
		73,544,712
HUMAN RESOURCES &
EMPLOYMENT SERVICES — 0.11%
51job, Inc. — ADR (a)	60,929	4,738,448

INSURANCE BROKERS — 6.18%
Willis Towers Watson plc — ADR (e)	1,152,706	265,145,434

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
INTEGRATED TELECOMMUNICATION
SERVICES — 0.22%
Cincinnati Bell, Inc. (a)	600,909	$9,266,017

INTERACTIVE MEDIA & SERVICES — 0.05%
Sogou, Inc. — ADR (a)	262,475	2,238,912

INTERNET & DIRECT
MARKETING RETAIL — 0.94%
Just Eat Takeaway NV — ADR (a)(g)	2,195,170	40,428,064

LIFE & HEALTH INSURANCE — 2.05%
Athene Holding Ltd. — ADR (a)	1,290,507	87,109,223
Genworth Financial, Inc. Class A (a)	183,079	714,008
Oscar Health, Inc. Class A (a)	500	10,750
		87,833,981
LIFE SCIENCES
TOOLS & SERVICES — 5.49%
PPD, Inc. (a)	2,737,322	126,163,171
PRA Health Sciences, Inc. (a)	661,325	109,257,503
		235,420,674
MACHINERY — 0.80%
Welbilt, Inc. (a)(j)(l)	1,487,326	34,431,597

MULTI-LINE INSURANCE — 0.50%
The Hartford Financial
Services Group, Inc. (j)	349,090	21,633,107

PAPER & FOREST PRODUCTS — 0.67%
Domtar Corporation (a)	524,279	28,814,374

PHARMACEUTICALS — 0.27%
Tilray, Inc. (a)(l)	86,328	1,560,803
TPCO Holding
Corporation — ADR (a)(l)	1,816,240	10,134,619
		11,695,422
RAILROADS — 3.29%
Kansas City Southern	498,272	141,195,337

REGIONAL BANKS — 0.21%
Cadence BanCorporation (a)	421,524	8,801,421

REITs — 1.69%
QTS Realty Trust, Inc. (j)(l)	936,333	72,378,541

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
RESEARCH &
CONSULTING SERVICES — 5.33%
IHS Markit Ltd. — ADR	2,029,575	$228,651,920

SEMICONDUCTORS — 9.27%
Magnachip Semiconductor
Corporation (a)	631,489	15,067,327
Maxim Integrated Products, Inc. (e)(l)	1,886,749	198,787,875
Xilinx, Inc.	1,270,958	183,831,365
		397,686,567
SOFTWARE — 9.16%
Cloudera, Inc. (a)(j)(l)	1,351,725	21,438,358
Nuance Communications, Inc. (a)	3,043,197	165,671,645
Proofpoint, Inc. (a)	695,006	120,764,242
Talend S.A. — ADR (a)	1,295,721	84,999,298
WalkMe Ltd. — ADR (a)	338	9,890
Zeta Global Holdings Corporation (a)	4,162	34,961
		392,918,394
SPECIALTY CHEMICALS — 1.14%
W.R. Grace & Company	704,435	48,690,547

SPECIALTY RETAIL — 0.25%
At Home Group, Inc. (a)(j)	291,299	10,731,455

SPECIALTY STORES — 0.45%
Sportsman’s Warehouse
Holdings, Inc. (a)	1,080,309	19,197,091

TOTAL COMMON STOCKS
(Cost $2,785,009,079)		3,008,406,762

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 10.04% (a)
26 Capital Acquisition Corporation	122,000	1,246,840
890 5th Avenue Partners, Inc. Class A	353,545	3,627,372
Accelerate Acquisition
Corporation Class A	604,200	5,854,698
ACE Convergence Acquisition
Corporation Class A — ADR (l)	155,096	1,543,981
Ajax I Class A — ADR (l)	1,882,229	18,747,001
Altimar Acquisition
Corporation II — ADR	10,500	105,315

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Altimar Acquisition
Corporation III — ADR	163,357	$1,649,906
Altitude Acquisition
Corporation Class A (l)	481,728	4,716,117
Anzu Special Acquisition Corporation I	15,412	154,120
Apollo Strategic Growth
Capital Class A — ADR	979,644	9,580,918
Archimedes Tech SPAC
Partners Company (f)	13,489	133,878
Ares Acquisition Corporation — ADR	157,500	1,575,000
Arrowroot Acquisition
Corporation Class A	575,536	5,553,922
Ascendant Digital Acquisition
Corporation Class A — ADR (l)	804,047	8,000,268
Atlas Crest Investment Corporation II	107,500	1,079,300
Aurora Acquisition Corporation — ADR	14,386	149,902
Austerlitz Acquisition
Corporation I — ADR (l)	38,000	392,540
Austerlitz Acquisition
Corporation II — ADR	63,000	634,410
Authentic Equity Acquisition
Corporation — ADR	21,600	218,752
Avanti Acquisition
Corporation Class A — ADR	609,156	5,933,179
Biotech Acquisition
Company — ADR (l)	40,000	403,200
BlueRiver Acquisition
Corporation — ADR	10,650	106,607
Bridgetown 2 Holdings
Ltd. Class A — ADR	40,000	408,000
Bright Lights Acquisition
Corporation Class A	32,437	313,990
Build Acquisition Corporation	76,056	756,757
Burgundy Technology Acquisition
Corporation — ADR (f)	60,045	621,166
Burgundy Technology Acquisition
Corporation Class A — ADR	1,028,951	10,135,167
CC Neuberger Principal
Holdings II Class A — ADR (l)	754,616	7,463,152
CC Neuberger Principal
Holdings III — ADR	114,000	1,138,860

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Cerberus Telecom Acquisition
Corporation Class A — ADR (l)	397,959	$3,951,733
CF Acquisition Corporation VI	55,750	556,943
CF Acquisition Corporation VIII (f)	160,000	1,617,600
CHP Merger Corporation (f)	129,524	1,381,373
CHP Merger Corporation Class A (l)	304,912	3,033,874
Class Acceleration Corporation	11,750	118,323
Climate Real Impact Solutions II
Acquisition Corporation	4,860	49,183
Cohn Robbins Holdings
Corporation Class A — ADR	1,092,312	10,759,273
Colicity, Inc. Class A	368,445	3,710,462
Colonnade Acquisition
Corporation II — ADR (f)	62,933	626,813
Compute Health Acquisition
Corporation Class C	14,400	147,168
Conx Corporation Class A (l)	613,768	6,051,752
Corner Growth Acquisition
Corporation — ADR	188,816	1,907,042
COVA Acquisition Corporation — ADR	162,199	1,634,966
D & Z Media Acquisition Corporation	167,214	1,663,779
D8 Holdings Corporation
Class A — ADR (l)	158,600	1,581,242
Decarbonization Plus
Acquisition Corporation II	27,000	279,180
Deep Lake Capital Acquisition
Corporation — ADR	335,382	3,246,498
DFP Healthcare Acquisitions
Corporation Class A	331,952	3,302,922
E.Merge Technology Acquisition
Corporation Class A	1,187,298	11,588,027
East Stone Acquisition
Corporation — ADR	147,751	1,490,808
Elliott Opportunity
Corporation II — ADR	81,448	815,294
Empower Ltd. Class A — ADR	398,768	3,991,668
Equity Distribution Acquisition
Corporation Class A	1,069,829	10,548,514
ESM Acquisition Corporation — ADR	63,000	630,000
Falcon Capital Acquisition
Corporation Class A (g)	415,874	4,154,581
FinServ Acquisition Corporation II	6,700	67,000

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
FinTech Acquisition Corporation VI	206,626	$2,084,856
Fintech Evolution
Acquisition Group — ADR	270,205	2,696,646
FirstMark Horizon
Acquisition Corporation	239,557	2,496,184
Foley Trasimene
Acquisition Corporation (g)	335,825	3,351,534
Fortress Capital Acquisition
Corporation Class A — ADR	344,495	3,389,831
FTAC Athena Acquisition
Corporation — ADR (l)	301,862	3,078,992
FTAC Hera Acquisition
Corporation — ADR	141,200	1,418,354
Fusion Acquisition
Corporation Class A (l)	213,484	2,124,166
Fusion Acquisition Corporation II	212,300	2,120,877
G Squared Ascend I, Inc. — ADR	274,171	2,755,419
G Squared Ascend II, Inc. — ADR	143,448	1,435,914
Galileo Acquisition
Corporation — ADR (l)	112,274	1,122,740
GigCapital4, Inc.	130,452	1,333,219
Goal Acquisitions Corporation (l)	564,935	5,445,973
Golden Falcon Acquisition
Corporation Class A	345,674	3,359,951
Gores Holdings V, Inc. Class A (l)	383,405	3,872,391
Graf Acquisition Corporation IV	222,759	2,216,452
GS Acquisition Holdings
Corporation II Class A (l)	789,249	8,208,190
Haymaker Acquisition Corporation III	334,161	3,351,702
Healthcare Services Acquisition
Corporation Class A	450,508	4,360,917
Hennessy Capital Investment
Corporation V	8,400	90,048
Highland Transcend Partners
Corporation I — ADR	20,847	208,887
HPX Corporation Class A — ADR	49,224	484,856
Hudson Executive Investment
Corporation II	17,300	172,308
Independence Holdings
Corporation — ADR	113,012	1,128,990
InterPrivate II Acquisition Corporation	63,494	633,035
InterPrivate III Financial Partners, Inc.	63,494	633,670

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
InterPrivate IV InfraTech Partners, Inc.	16,373	$162,911
Isleworth Healthcare
Acquisition Corporation	144,454	1,415,649
Jack Creek Investment
Corporation — ADR	116,600	1,171,830
Jaws Mustang Acquisition
Corporation — ADR	36,600	368,196
Kensington Capital
Acquisition Corporation II	112,600	1,171,040
Khosla Ventures Acquisition
Company III Class A	267,000	2,635,290
Kismet Acquisition One
Corporation — ADR	402,867	3,992,412
KL Acquisition Corporation Class A	622,584	6,039,065
KludeIn I Acquisition Corporation (f)	32,000	324,320
Landcadia Holdings III, Inc. (l)	174,999	2,169,988
Lerer Hippeau Acquisition
Corporation Class A (l)	205,384	2,023,649
LGL Systems Acquisition
Corporation Class A (l)	506,660	5,061,533
Lionheart Acquisition Corporation II (f)	99,008	1,025,228
Longview Acquisition Corporation II	426,923	4,303,384
Marlin Technology
Corporation Class A — ADR	661,635	6,404,627
Marquee Raine Acquisition
Corporation — ADR	54,155	555,630
Mason Industrial Technology, Inc.	197,230	1,986,106
Medicus Sciences Acquisition
Corporation Class A — ADR	164,000	1,582,600
Merida Merger Corporation I	194,304	1,933,325
Montes Archimedes Acquisition
Corporation Class A (l)	202,264	2,000,391
Motive Capital Corporation
Class A — ADR	416,211	4,066,381
The Music Acquisition Corporation	205,000	2,084,850
Newbury Street Acquisition
Corporation Class C	62,108	620,459
NextGen Acquisition
Corporation Class A — ADR (l)	323,957	3,220,133
Noble Rock Acquisition
Corporation — ADR	18,600	186,000
Northern Genesis
Acquisition Corporation II	10,400	108,940

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Novus Capital Corporation II	32,200	$325,864
Osprey Technology Acquisition
Corporation Class A (l)	66,503	664,365
Pathfinder Acquisition
Corporation — ADR	370,609	3,683,853
Peridot Acquisition
Corporation II — ADR	176,260	1,760,837
Pershing Square Tontine
Holdings Ltd. Class A (l)	122,417	2,786,211
Pioneer Merger Corporation
Class A — ADR (l)	436,650	4,327,202
Pivotal Investment Corporation III	54,665	546,650
Pontem Corporation Class A — ADR	403,899	3,925,898
Power & Digital Infrastructure
Acquisition Corporation	7,600	76,760
Prime Impact Acquisition I — ADR	3,935	39,547
Prime Impact Acquisition I
Class A — ADR	454,200	4,428,450
Progress Acquisition Corporation	6,819	68,395
Property Solutions
Acquisition Corporation II	130,444	1,295,309
Prospector Capital
Corporation Class A — ADR	465,264	4,513,061
Qell Acquisition Corporation
Class A — ADR (l)	120,863	1,202,587
RedBall Acquisition
Corporation Class A — ADR (l)	336,495	3,287,556
Reinvent Technology Partners
Class Y — ADR	93,290	941,296
Revolution Acceleration Acquisition
Corporation Class A (l)	278,800	2,779,636
RMG Acquisition Corporation III
Class A — ADR	425,900	4,152,525
Rocket Internet Growth Opportunities
Corporation — ADR (l)	372,661	3,730,337
Ross Acquisition Corporation II — ADR	11,064	110,308
ScION Tech Growth II — ADR	80,650	800,855
Senior Connect Acquisition
Corporation I Class A	317,258	3,086,920
Shelter Acquisition Corporation I	547,556	5,470,084
Shelter Acquisition Corporation I –
Sponsor (d)(g)	52,650	—

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Simon Property Group
Acquisition Holdings, Inc.	368,092	$3,706,723
Soaring Eagle Acquisition
Corporation — ADR	13,100	138,729
Spartan Acquisition
Corporation III Class A	647,292	6,330,516
Sports Entertainment
Acquisition Corporation (f)	75,691	847,739
Sports Entertainment Acquisition
Corporation Class A (l)	503,854	5,078,848
Starboard Value Acquisition
Corporation Class A (l)	399,378	3,993,780
Supernova Partners Acquisition
Company III Ltd. Class A — ADR	395,835	3,851,475
Sustainable Development
Acquisition I Corporation	22,700	231,086
Tailwind Acquisition
Corporation Class A (l)	1,073,615	10,703,942
Thimble Point Acquisition Corporation	18,500	191,475
Thunder Bridge Capital
Partners III, Inc. Class A	406,750	3,945,475
Tishman Speyer Innovation
Corporation II Class A	352,710	3,495,356
TPG Pace Tech Opportunities
Corporation Class A — ADR (l)	106,973	1,062,242
Trebia Acquisition
Corporation Class A — ADR	431,465	4,271,504
Tribe Capital Growth Corporation I (f)	222,494	2,228,277
Tuscan Holdings Corporation II	304,697	3,062,205
TWC Tech Holdings II
Corporation Class A	384,687	3,819,942
Twelve Seas Investment Company II	31,437	313,113
TZP Strategies Acquisition
Corporation — ADR	50,000	497,000
VectoIQ Acquisition
Corporation II Class A	315,940	3,159,400
Virgin Group Acquisition
Corporation II Class A — ADR	394,980	3,866,854
Virtuoso Acquisition
Corporation Class A (l)	517,826	5,136,834
Vy Global Growth Class A — ADR	567,814	5,649,749

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Yucaipa Acquisition
Corporation Class A — ADR	858,999	$8,478,320
Z-Work Acquisition Corporation Class A	151,361	1,468,202
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $434,908,087)		430,873,667

	Shares
PREFERRED STOCKS — 0.02%
Brookfield Property REIT, Inc.,
6.375%, Series A	29,286	738,886
TOTAL PREFERRED STOCKS
(Cost $725,966)		738,886

CONTINGENT VALUE
RIGHTS — 0.07% (a)(g)
Alder Biopharmaceuticals, Inc.	2,217,560	2,550,194
Ligand Pharmaceuticals	468,741	527,334
Media General, Inc. (e)	891,153	26,734
TOTAL CONTINGENT VALUE RIGHTS
(Cost $0)		3,104,262

RIGHTS — 0.01% (a)(g)
Bristol-Myers Squibb Company	453,175	509,822
TOTAL RIGHTS (Cost $0)		509,822

WARRANTS — 0.26% (a)
23andMe Holding Company Class A
Expiration: September 2025,
Exercise Price: $11.50	89,329	270,667
Accelerate Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	201,400	247,722
ACE Convergence Acquisition
Corporation Class A
Expiration: September 2027,
Exercise Price: $11.50 (b)	82,894	163,716
Ajax I Class A
Expiration: December 2026,
Exercise Price: $11.50 (b)	380,410	711,367

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Akazoo S.A.
Expiration: December 2024,
Exercise Price: $11.50 (b)(d)(g)	238,850	$—
Apollo Strategic Growth Capital Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	326,548	388,592
Arrowroot Acquisition
Corporation Class A
Expiration: January 2026,
Exercise Price: $11.50	287,768	247,480
Ascendant Digital Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	198,832	324,096
Avanti Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	125,000	130,000
BowX Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	52,829	176,449
CC Neuberger Principal
Holdings II Class A
Expiration: July 2025,
Exercise Price: $11.50 (b)	27,923	37,975
CEC Brands LLC
Expiration: December 2025,
Exercise Price: $23.88 (g)	189,648	237,060
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50 (f)	36,052	32,413
Cohn Robbins Holdings
Corporation Class A
Expiration: August 2025,
Exercise Price: $11.50 (b)	297,617	348,212
Conx Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50	153,442	207,208
Deep Lake Capital
Acquisition Corporation
Expiration: December 2027,
Exercise Price: $11.50 (b)	167,691	152,599
Dragoneer Growth Opportunities
Corporation Class A
Expiration: August 2025,
Exercise Price: $11.50 (b)	1,200	2,412

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
E.Merge Technology Acquisition
Corporation Class A
Expiration: July 2025,
Exercise Price: $11.50	395,766	$383,893
Equity Distribution Acquisition
Corporation Class A
Expiration: September 2025,
Exercise Price: $11.50	17,660	20,839
Falcon Capital Acquisition
Corporation Class A
Expiration: August 2027,
Exercise Price: $11.50	46,682	83,561
Foley Trasimene Acquisition Corporation
Expiration: July 2025,
Exercise Price: $11.50	84,764	176,309
Fortress Capital Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	68,899	74,301
Fusion Acquisition Corporation Class A
Expiration: June 2027,
Exercise Price: $11.50	106,742	149,428
Galileo Acquisition Corporation
Expiration: October 2026,
Exercise Price: $11.50 (b)	112,274	131,361
GCM Grosvenor, Inc. Class A
Expiration: November 2025,
Exercise Price: $11.50	179,487	276,410
Goal Acquisitions Corporation
Expiration: January 2022,
Exercise Price: $11.50	564,935	361,841
Golden Falcon Acquisition
Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	172,837	160,738
Gores Holdings V, Inc. Class A
Expiration: August 2027,
Exercise Price: $11.50	37,774	77,059
Healthcare Services Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	225,254	200,521

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
HPX Corporation Class A
Expiration: July 2025,
Exercise Price: $11.50 (b)	24,612	$21,656
KL Acquisition Corporation Class A
Expiration: January 2028,
Exercise Price: $11.50	207,528	194,620
KLDiscovery, Inc.
Expiration: December 2024,
Exercise Price: $11.50	677,651	216,848
Landcadia Holdings III, Inc.
Expiration: October 2027,
Exercise Price: $11.50	58,333	157,499
LGL Systems Acquisition
Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	253,330	462,327
Marlin Technology Corporation Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	220,545	260,243
Medicus Sciences Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	18,222	18,404
Montes Archimedes Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	101,132	155,743
Motive Capital Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	138,737	132,209
Origin Materials, Inc.
Expiration: July 2026,
Exercise Price: $11.50	142,785	278,431
Perella Weinberg Partners
Expiration: December 2025,
Exercise Price: $11.50	66,666	185,331
Pioneer Merger Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	145,550	234,336
Pontem Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	134,633	133,287
Prospector Capital Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	155,088	147,349

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Quantum-SI, Inc.
Expiration: September 2027,
Exercise Price: $11.50	32,085	$120,640
Revolution Acceleration Acquisition
Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	88,153	176,306
RMG Acquisition Corporation III Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)(f)	85,180	107,753
Senior Connect Acquisition
Corporation I Class A
Expiration: December 2027,
Exercise Price: $11.50	158,629	134,866
Spartan Acquisition Corporation III Class A
Expiration: February 2026,
Exercise Price: $11.50	161,823	192,569
Supernova Partners Acquisition
Company III Ltd. Class A
Expiration: March 2027,
Exercise Price: $11.50 (b)	79,167	95,000
Thunder Bridge Capital
Partners III, Inc. Class A
Expiration: February 2028,
Exercise Price: $11.50	81,350	105,755
Tishman Speyer Innovation
Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50 (f)	70,542	90,294
TPG Pace Tech Opportunities
Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	4,116	7,203
Trebia Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	114,058	196,180
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	109,883	110,982
VectoIQ Acquisition
Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50	63,188	86,568

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Virgin Group Acquisition
Corporation II Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	78,996	$101,115
Virtuoso Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	258,913	442,689
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	303,833	674,509
TOTAL WARRANTS (Cost $19,252,178)		11,014,941

	Principal
	Amount
BANK LOANS — 1.41%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023 (f)(i)	$8,372,274	8,389,856
Cyxtera DC Holdings, Inc.
8.250% (3 Month U.S.
LIBOR + 7.250%), 5/1/2025 (f)(i)	11,977,000	11,917,115
Golden Nugget LLC
3.250% (1 Month U.S.
LIBOR + 2.500%), 10/4/2023 (f)(i)	12,164,481	12,085,959
McGraw Hill LLC
5.750% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022 (f)(i)	9,735,799	9,792,121
RentPath LLC
8.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	620,386	89,956
Watts Guerra LLP
8.000%, 12/31/2022 (g)	17,966,000	17,966,000
TOTAL BANK LOANS (Cost $60,431,427)		60,241,007

CONVERTIBLE BONDS — 0.11% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	2,135,000	4,814,425
TOTAL CONVERTIBLE BONDS
(Cost $4,183,678)		4,814,425

CORPORATE BONDS — 5.94% (f)
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	3,609,000	3,732,518

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)(l)	$2,935,000	$3,021,568
8.000%, 10/15/2025 (h)	11,838,000	12,468,788
Citigroup, Inc.
1.462% (SOFR + 0.770%),
6/9/2027 (i)(l)	500,000	498,438
Deutsche Wohen S.E.
0.600%, 1/5/2026 (b)	27,200,000	40,352,499
Devon Energy Corporation
5.875%, 6/15/2028 (h)(l)	9,554,000	10,640,032
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	19,197,000	19,804,585
10.750%, 9/1/2024 (h)	20,728,000	21,592,254
Forterra Finance LLC /
FRTA Finance Corporation
6.500%, 7/15/2025 (h)	17,689,000	19,118,979
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)(l)	17,394,000	17,593,509
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	9,279,000	9,766,148
Ingram Micro, Inc.
5.450%, 12/15/2024	16,898,000	19,250,849
McGraw Hill LLC / McGraw-Hill
Global Education Finance, Inc.
8.000%, 11/30/2024 (h)	12,020,000	12,317,495
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	13,566,000	13,979,831
Navistar International Corporation
6.625%, 11/1/2025 (h)	16,038,000	16,569,339
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)(l)	5,345,000	5,539,130
Tempo Acquisition LLC / Tempo
Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	27,913,000	28,384,171
TOTAL CORPORATE BONDS
(Cost $252,585,904)		254,630,133

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
PURCHASED OPTIONS — 0.03% (a)

PURCHASED CALL OPTIONS — 0.01%
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $65.00	6,677	$38,946,941	$554,191
			554,191

PURCHASED PUT OPTIONS — 0.02%
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $60.00	2,906	18,008,482	159,830
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $415.00	5,291	226,486,546	605,820
			765,650
TOTAL PURCHASED OPTIONS
(Cost $5,157,718)			1,319,841

	Shares
ESCROW NOTES — 4.90% (a)
Allergro Merger Corporation (g)	167,002		4,259
Altaba, Inc. (f)	14,609,784		210,015,645
AMR Corporation (g)	1,243,406		111,906
TOTAL ESCROW NOTES
(Cost $155,990,353)			210,131,810

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16% (c)
Goldman Sachs Financial
Square Government Fund,
Institutional Share Class, 0.03%	135,710,926		135,710,926
TOTAL SHORT-TERM INVESTMENTS
(Cost $135,710,926)			135,710,926
TOTAL LONG INVESTMENTS
(Cost $3,853,955,316) — 96.08%			4,121,496,482

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
INVESTMENTS OF CASH COLLATERAL
FROM SECURITIES LOANED — 2.04%

SHORT-TERM FUND — 2.04% (c)
Mount Vernon Liquid
Asset Portfolio LLC, 0.10%	87,637,673	$87,637,673
TOTAL SHORT-TERM FUND
(Cost $87,637,673)		87,637,673
TOTAL INVESTMENTS OF CASH
COLLATERAL FROM SECURITIES
LOANED (Cost $87,637,673) — 2.04%		87,637,673

SHORT INVESTMENTS — (0.76)%

COMMON STOCKS — (0.60)%

ASSET MANAGEMENT &
CUSTODY BANKS — (0.23)%
Apollo Global Management, Inc.	(161,594)	(10,051,147)

ELECTRONIC COMPONENTS — (0.03)%
II-VI, Inc.	(14,716)	(1,068,234)

MACHINERY — (0.15)%
The Middleby Corporation	(37,192)	(6,443,886)

REGIONAL BANKS — (0.19)%
BancorpSouth Bank	(295,099)	(8,360,155)
TOTAL COMMON STOCKS
(Proceeds $25,912,443)		(25,923,422)

	Principal
	Amount
CORPORATE BONDS — (0.15)% (f)
Devon Energy Corporation
5.850%, 12/15/2025	$(5,446,000)	(6,398,167)
TOTAL CORPORATE BONDS
(Proceeds $6,027,941)		(6,398,167)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT
NOTES/BONDS — (0.01)% (f)
United States Treasury Note/Bond
0.750%, 5/31/2026	$(490,000)	$(487,243)
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Proceeds $489,005)		(487,243)
TOTAL SHORT INVESTMENTS
(Proceeds $32,429,389) — (0.76)%		(32,808,832)

TOTAL NET INVESTMENTS
(Cost $3,909,163,600) — 97.36%		4,176,325,323
OTHER ASSETS IN
EXCESS OF LIABILITIES — 2.64%		113,424,641
TOTAL NET ASSETS — 100.00%		$4,289,749,964

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
SOFR – Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2021, these securities represent 4.53% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	All or a portion of the shares was out on loan at June 30, 2021. Total loaned securities had a value of $85,207,760 at June 30, 2021.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Unfunded Commitments*
June 30, 2021 (Unaudited)

		Unfunded		Unrealized
		Commitment		Appreciation
Issuer	Shares	Amount	Value	(Depreciation)
Ascendant Digital Acquisition
Corporation Class A	139,400	$1,394,000	$1,394,000	$—
Live Oak Acquisition Corporation II	161,603	1,616,030	1,616,030	—
Tuscan Holdings Corporation	61,000	610,000	610,000	—
TOTAL UNFUNDED COMMITMENTS		$3,620,030	$3,620,030	$—
*
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
At Home Group, Inc.
Expiration: September 2021,
Exercise Price: $37.00	(2,912)	$(10,727,808)	$(72,800)
Cloudera, Inc.
Expiration: August 2021,
Exercise Price: $16.00	(674)	(1,068,964)	(13,480)
Expiration: August 2021,
Exercise Price: $16.00 (a)	(1,970)	(3,124,420)	(39,400)
Extended Stay America, Inc.
Expiration: July 2021,
Exercise Price: $20.65 (a)	(1,227)	(2,510,442)	—
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $65.00	(2,906)	(18,008,482)	(94,445)
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $80.00	(6,677)	(38,946,941)	(73,447)
QTS Realty Trust, Inc.
Expiration: September 2021,
Exercise Price: $80.00	(1,092)	(8,441,160)	(32,760)
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $425.00	(1,766)	(75,595,396)	(1,068,430)
Welbilt, Inc.
Expiration: July 2021,
Exercise Price: $25.00	(418)	(967,670)	(7,315)
			(1,402,077)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $400.00	(5,291)	(226,486,546)	(253,968)
			(253,968)
TOTAL WRITTEN OPTIONS
(Premiums received $3,424,561)			$(1,656,045)

ETF — Exchange-Traded Fund
(a)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2021 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2021	be Received		June 30, 2021	(Depreciation)*
9/16/21	JPM	24,034,108	EUR	$28,545,461	28,770,392	USD	$28,770,392	$224,931
9/20/21	JPM	34,952,000	EUR	41,516,392	42,717,845	USD	42,717,845	1,201,453
9/27/21	GS	17,435,415	EUR	20,713,204	21,372,506	USD	21,372,506	659,302
9/27/21	GS	412,062	USD	412,062	338,647	EUR	402,311	(9,751)
10/18/21	JPM	8,977,187	EUR	10,670,324	10,883,708	USD	10,883,708	213,384
11/26/21	GS	53,956,438	EUR	64,194,196	65,638,546	USD	65,638,546	1,444,350
12/15/21	GS	116,662,960	EUR	138,863,426	141,371,038	USD	141,371,038	2,507,612
7/29/21	JPM	45,712,379	HKD	5,887,853	5,887,849	USD	5,887,849	(4)
7/29/21	JPM	862,092	USD	862,092	6,693,254	HKD	862,106	14
10/20/21	JPM	108,802,535	HKD	14,016,193	14,015,043	USD	14,015,043	(1,150)
10/27/21	JPM	1,832,183,136	JPY	16,512,258	16,751,092	USD	16,751,092	238,834
12/23/21	JPM	915,723,400	JPY	8,259,692	8,438,033	USD	8,438,033	178,341
1/12/22	JPM	972,920,109	JPY	8,777,740	8,918,579	USD	8,918,579	140,839
				$359,230,893			$366,029,048	$6,798,155

EUR – Euro
GS – Goldman, Sachs & Co.
HKD – Hong Kong Dollar
JPM – JPMorgan Chase & Co., Inc.
JPY – Japanese Yen
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Beijing Jingneng
	Clean Energy
	Company, Ltd. Class H	1/1/22	Pay	0.550% + Overnight Banking Rate	Quarterly	14,451,528	$4,763,698	$(1,284,407)
BAML	Bristol-Myers
	Squibb Company	1/22/22	Pay	0.000%(1)	Monthly	361,933	— (1)	407,175
BAML	Brookfield Property
	Partners LP	2/5/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	4,457,725	79,484,267	4,972,813
GS	Deutsche Wohen S.E.	6/25/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	328,784	20,987,447	(882,083)
GS	Dialog Semiconductor plc	3/8/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,728,340	134,838,200	(503,339)
GS	GrandVision N.V.	3/8/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	858,361	26,057,437	2,639,909
JPM	Groupe Bruxelles
	Lambert S.A.	8/20/21	Pay	0.550% + Overnight Banking Rate	Quarterly	54,367	4,720,664	1,359,723
JPM	Hitachi Metals Ltd.	6/24/22	Pay	0.550% + Overnight Banking Rate	Quarterly	446,089	8,655,999	(129,678)
JPM	Invesco Office
	J-REIT, Inc.	6/25/22	Pay	0.550% + Overnight Banking Rate	Quarterly	80,325	16,535,861	(134,656)
GS	Siltronic AG	4/2/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	346,591	58,474,861	(743,233)
GS	Siltronic AG	5/7/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	29,306	4,856,019	84,550
JPM	Soho China Ltd.	7/17/22	Pay	0.550% + Overnight Banking Rate	Quarterly	21,760,507	12,829,577	(1,144,529)
JPM	Suez	11/9/21	Pay	0.550% + Overnight Banking Rate	Quarterly	531,485	10,048,993	2,583,909
JPM	Toshiba Corporation	5/16/22	Pay	0.550% + Overnight Banking Rate	Quarterly	172,778	7,444,564	26,269
BAML	Xilinx, Inc.	2/11/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	19,013	2,729,956	19,507

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro
	Devices, Inc.	11/27/21	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(599,681)	(49,684,035)	(6,655,816)
BAML	Advanced Micro
	Devices, Inc.	12/11/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(1,623,457)	(134,461,702)	(18,039,057)
JPM	American Airlines
	Group, Inc.	8/20/21	Pay	(0.600)%+ Overnight Banking Rate	Quarterly	(11,395)	(130,701)	(111,018)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
BAML	Analog Devices, Inc.	8/30/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(1,188,606)	$(151,466,607)	$(53,175,147)
GS	Aon plc	5/19/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,224,907)	(291,232,152)	(1,246,000)
BAML	Apollo Global
	Management, Inc.	4/15/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(669,906)	(36,495,080)	(5,175,177)
JPM	Apollo Global
	Management, Inc.	6/18/22	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(651,356)	(37,633,269)	(2,887,489)
GS	AstraZeneca plc	1/15/22	Pay	(0.380)% + U.S. Federal Funds	Monthly	(2,837,901)	(146,291,432)	(23,711,858)
JPM	Basket of Swaps	8/20/21	Pay	(0.950)% + Overnight Banking Rate	Quarterly	(40,608)	(4,588,956)	(1,247,786)
BAML	Brookfield Asset
	Management, Inc.	2/4/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(752,784)	(32,994,041)	(5,385,375)
GS	Canadian National
	Railway Company	6/18/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(231,562)	(25,440,166)	1,004,176
GS	Canadian Pacific
	Railway Ltd.	5/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(225,693)	(17,143,863)	(215,391)
GS	Icon plc	4/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(272,882)	(53,739,412)	(2,672,136)
GS	II-VI, Inc.	5/12/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(639,145)	(48,389,865)	1,991,651
BAML	Just Eat Takeaway NV	10/3/21	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(439,168)	(47,549,967)	6,996,745
GS	The Middleby
	Corporation	6/5/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(117,348)	(19,520,727)	(812,358)
JPM	S&P Global, Inc.	2/15/22	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(386,524)	(118,656,636)	(40,020,353)
GS	S&P Global, Inc.	4/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(189,430)	(69,904,037)	(7,852,797)
GS	Salesforce.com, Inc.	1/4/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(346,739)	(78,425,933)	(6,277,913)
								$(158,221,169)

BAML – Bank of America Merrill Lynch & Co., Inc. GS – Goldman, Sachs & Co. JPM – JPMorgan Chase & Co., Inc. LIBOR – London Interbank Offered Rate	Overnight Banking Rate – Overnight Banking Funding Rate plc – Public Limited Company REIT – Real Estate Investment Trust U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 95.63%

COMMON STOCKS — 31.20%

AEROSPACE & DEFENSE — 1.43%
Aerojet Rocketdyne Holdings, Inc. (e)	97,595	$4,712,863

AIR FREIGHT & LOGISTICS — 0.99%
XPO Logistics, Inc. (a)(j)	23,300	3,259,437

APPLICATION SOFTWARE — 0.84%
Slack Technologies, Inc. Class A (a)	62,416	2,765,029

BIOTECHNOLOGY — 0.89%
Alexion Pharmaceuticals, Inc. (a)(e)	15,926	2,925,766
Elevation Oncology, Inc. (a)	327	4,437
Lyell Immunopharma, Inc. (a)	250	4,060
Molecular Partners AG — ADR (a)	250	5,100
		2,939,363
CHEMICALS — 0.44%
DuPont de Nemours, Inc. (j)	18,457	1,428,756

CONTAINERS & PACKAGING — 0.50%
Crown Holdings, Inc. (e)(j)	16,000	1,635,360

ELECTRIC UTILITIES — 1.14%
FirstEnergy Corporation (j)	36,700	1,365,607
PNM Resources, Inc.	48,518	2,366,223
		3,731,830
ELECTRONIC EQUIPMENT &
INSTRUMENTS — 1.48%
Coherent, Inc. (a)(e)	18,442	4,874,958

ENTERTAINMENT — 0.47%
MGM Holdings, Inc. (a)(f)	11,358	1,533,330

HEALTH CARE PROVIDERS & SERVICES — 0.01%
Oak Street Health, Inc. (a)	623	36,489

HEALTH CARE TECHNOLOGY — 0.00%
Convey Holding Parent, Inc. (a)	299	3,403

HUMAN RESOURCES &
EMPLOYMENT SERVICES — 0.31%
51job, Inc. — ADR (a)	13,068	1,016,298

INSURANCE — 0.02%
Syncora Holdings Ltd. — ADR (a)	226,178	56,544

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
INSURANCE BROKERS — 0.45%
Willis Towers Watson plc — ADR	6,414	$1,475,348

INTEGRATED TELECOMMUNICATION
SERVICES — 0.18%
Cincinnati Bell, Inc. (a)(e)	38,981	601,087

INTERACTIVE MEDIA & SERVICES — 0.25%
Sogou, Inc. — ADR (a)	97,660	833,040

INTERNET & DIRECT
MARKETING RETAIL — 0.76%
Just Eat Takeaway NV — ADR (a)(g)	135,116	2,488,407

LIFE & HEALTH INSURANCE — 2.44%
Athene Holding Ltd. — ADR (a)(e)	118,301	7,985,317
Genworth Financial, Inc. Class A (a)	9,370	36,543
Oscar Health, Inc. Class A (a)	300	6,450
		8,028,310
LIFE SCIENCES TOOLS & SERVICES — 1.54%
PPD, Inc. (a)	51,623	2,379,304
PRA Health Sciences, Inc. (a)	10,599	1,751,061
Quantum-SI, Inc. (a)	76,151	933,611
		5,063,976
MACHINERY — 0.87%
Welbilt, Inc. (a)(j)	123,120	2,850,228

MULTI-LINE INSURANCE — 0.81%
The Hartford Financial
Services Group, Inc. (e)(j)	42,693	2,645,685

OIL, GAS & CONSUMABLE FUELS — 0.73%
Royal Dutch Shell plc Class B — ADR (e)	61,718	2,396,510

PAPER & FOREST PRODUCTS — 0.51%
Domtar Corporation (a)	30,583	1,680,842

PHARMACEUTICALS — 0.40%
Tilray, Inc. (a)	16,240	293,625
TPCO Holding Corporation — ADR (a)	182,408	1,017,837
		1,311,462
RAILROADS — 3.68%
Kansas City Southern (e)	42,724	12,106,700

REITs — 1.86%
QTS Realty Trust, Inc. (j)	79,137	6,117,290

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SEMICONDUCTORS — 2.27%
Magnachip Semiconductor Corporation (a)	61,559	$1,468,798
Maxim Integrated Products, Inc. (e)	30,828	3,248,038
Xilinx, Inc.	18,909	2,734,998
		7,451,834
SOFTWARE — 2.03%
Cloudera, Inc. (a)(e)(j)	212,642	3,372,502
Nuance Communications, Inc. (a)	21,900	1,192,236
Proofpoint, Inc. (a)	8,717	1,514,666
Talend S.A. — ADR (a)	9,093	596,501
WalkMe Ltd. — ADR (a)	242	7,081
Zeta Global Holdings Corporation (a)	327	2,747
		6,685,733
SPECIALTY CHEMICALS — 1.14%
W.R. Grace & Company	54,219	3,747,617

SPECIALTY RETAIL — 1.81%
At Home Group, Inc. (a)(e)(j)	22,299	821,495
L Brands, Inc. (j)	70,900	5,109,054
		5,930,549
TECHNOLOGY HARDWARE,
STORAGE & PERIPHERALS — 0.24%
Dell Technologies, Inc. Class C (a)(j)	7,800	777,426

WIRELESS TELECOMMUNICATION
SERVICES — 0.71%
Vodafone Group plc — ADR (e)(j)	135,600	2,322,828
TOTAL COMMON STOCKS
(Cost $100,410,488)		102,508,532

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 38.97% (a)
26 Capital Acquisition Corporation (e)	51,600	527,352
890 5th Avenue Partners, Inc. Class A (e)	52,000	533,520
Accelerate Acquisition Corporation Class A (e)	95,760	927,914
ACE Convergence Acquisition
Corporation Class A — ADR	84,443	840,630
Ackrell Spac Partners I Company (e)	112,200	1,147,806
Ajax I Class A — ADR (e)	284,542	2,834,038
Altimar Acquisition Corporation II — ADR	19,400	194,582

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Altimar Acquisition Corporation III — ADR	12,014	$121,341
Altitude Acquisition Corporation Class A (e)	37,388	366,029
Anzu Special Acquisition Corporation I (e)	56,956	569,560
Apollo Strategic Growth
Capital Class A — ADR	64,557	631,367
Archimedes Tech SPAC
Partners Company (e)(f)	56,647	562,222
Ares Acquisition Corporation — ADR	108,633	1,086,330
Arrowroot Acquisition Corporation Class A (e)	91,466	882,647
Atlas Crest Investment Corporation II (e)	53,300	535,132
Aurora Acquisition Corporation — ADR	20,637	215,038
Austerlitz Acquisition Corporation I — ADR	56,566	584,327
Austerlitz Acquisition Corporation II — ADR	56,500	568,955
Authentic Equity Acquisition
Corporation — ADR	51,000	516,497
Avanti Acquisition Corporation Class A — ADR	171,808	1,673,410
Biotech Acquisition Company — ADR	10,000	100,800
BlueRiver Acquisition Corporation — ADR	26,000	260,260
Bridgetown 2 Holdings Ltd. Class A — ADR	10,000	102,000
Bright Lights Acquisition Corporation (e)	205,886	2,075,331
Bright Lights Acquisition
Corporation Class A (e)	28,038	271,408
Build Acquisition Corporation (e)	8,564	85,212
Burgundy Technology Acquisition
Corporation — ADR (f)	25,936	268,308
Burgundy Technology Acquisition
Corporation Class A — ADR	75,744	746,078
CA Healthcare Acquisition Corporation (e)	27,128	279,418
Carney Technology Acquisition
Corporation II (e)	30,113	301,130
CC Neuberger Principal
Holdings II Class A — ADR (e)	249,991	2,472,411
CC Neuberger Principal Holdings III — ADR	54,900	548,451
CF Acquisition Corporation IV (e)	84,803	821,741
CF Acquisition Corporation VI (e)	28,500	284,715
CF Acquisition Corporation VIII (e)(f)	57,044	576,715
CHP Merger Corporation (e)(f)	54,178	577,808
CHP Merger Corporation Class A (e)	72,602	722,390
Class Acceleration Corporation (e)	53,000	533,710
Climate Real Impact Solutions II
Acquisition Corporation (e)	27,128	274,535

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Cohn Robbins Holdings
Corporation Class A — ADR	110,022	$1,083,717
Colicity, Inc. Class A (e)	54,772	551,587
Colonnade Acquisition
Corporation II — ADR (f)	56,454	562,282
Compute Health Acquisition
Corporation Class C (e)	55,400	566,188
Concord Acquisition Corporation Class A (e)	111,474	1,098,019
Conx Corporation Class A (e)	231,080	2,278,449
Corner Growth Acquisition
Corporation — ADR	62,019	626,392
COVA Acquisition Corporation — ADR	55,500	559,440
Crucible Acquisition Corporation	5,600	56,280
D & Z Media Acquisition Corporation	15,838	157,588
D8 Holdings Corporation Class A — ADR	10,300	102,691
Decarbonization Plus
Acquisition Corporation II	27,600	285,384
Deep Lake Capital Acquisition
Corporation — ADR	122,340	1,184,251
Delwinds Insurance Acquisition Corporation	52,374	530,549
DFP Healthcare Acquisitions
Corporation Class A (e)	120,954	1,203,492
DiamondHead Holdings Corporation	27,100	270,729
Dragoneer Growth Opportunities
Corporation III Class A — ADR	13,118	131,180
E.Merge Technology Acquisition
Corporation Class A	73,998	722,220
Elliott Opportunity Corporation II — ADR	6,229	62,352
Equity Distribution Acquisition
Corporation Class A	195,973	1,932,294
ESM Acquisition Corporation — ADR	56,454	564,540
Falcon Capital Acquisition
Corporation Class A (g)	88,821	887,322
Far Peak Acquisition Corporation — ADR	122,741	1,276,506
Far Peak Acquisition
Corporation Class A — ADR	56,216	559,349
FinServ Acquisition Corporation II	28,500	285,000
FinTech Acquisition Corporation VI	15,784	159,261
Fintech Evolution Acquisition Group — ADR	36,677	366,036
FirstMark Horizon Acquisition Corporation	14,900	155,258
Foley Trasimene Acquisition Corporation (g)	43,003	429,170
Fortistar Sustainable Solutions Corporation	47,426	486,591

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Fortress Capital Acquisition
Corporation Class A — ADR	124,985	$1,229,852
Fortress Value Acquisition Corporation IV	16,404	164,040
Frazier Lifesciences Acquisition
Corporation — ADR	53,515	537,826
FTAC Athena Acquisition Corporation — ADR	65,285	665,907
FTAC Hera Acquisition Corporation — ADR	37,333	375,010
Fusion Acquisition Corporation Class A	163,353	1,625,362
Fusion Acquisition Corporation II	15,500	154,845
G Squared Ascend I, Inc. — ADR	86,194	866,250
G Squared Ascend II, Inc. — ADR	10,976	109,870
Galileo Acquisition Corporation — ADR	126,337	1,263,370
GigCapital4, Inc.	28,088	287,059
Goal Acquisitions Corporation	272,843	2,630,207
Golden Falcon Acquisition
Corporation Class A	125,274	1,217,663
Gores Holdings V, Inc. Class A	61,902	625,210
Gores Technology Partners, Inc.	1,000	10,050
Graf Acquisition Corporation IV	16,558	164,752
GS Acquisition Holdings Corporation II Class A	144,305	1,500,772
Haymaker Acquisition Corporation III	28,814	289,010
Healthcare Services Acquisition
Corporation Class A	128,000	1,239,040
Hennessy Capital Investment Corporation V	44,900	481,328
HH&L Acquisition Company — ADR	27,208	274,529
Highland Transcend Partners
Corporation I — ADR	20,000	200,400
Hudson Executive Investment Corporation II	54,000	537,840
Independence Holdings Corporation — ADR	56,180	561,238
INSU Acquisition Corporation III	61,265	615,713
InterPrivate II Acquisition Corporation	55,833	556,655
InterPrivate III Financial Partners, Inc.	55,833	557,213
InterPrivate IV InfraTech Partners, Inc.	55,833	555,538
Isleworth Healthcare Acquisition Corporation	17,682	173,284
Jack Creek Investment Corporation — ADR	54,000	542,700
Jaws Mustang Acquisition Corporation — ADR	25,000	251,500
Jaws Spitfire Acquisition Corporation — ADR	14,836	155,036
Kairos Acquisition Corporation — ADR (e)(f)	129,553	1,298,769
Kensington Capital Acquisition Corporation II	89,884	934,794
Khosla Ventures Acquisition Company	13,503	133,545
Khosla Ventures Acquisition
Company III Class A	38,902	383,963

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
KL Acquisition Corporation Class A	159,999	$1,551,990
KludeIn I Acquisition Corporation (f)	20,000	202,700
Lerer Hippeau Acquisition Corporation Class A	55,833	550,123
LGL Systems Acquisition
Corporation Class A (e)	119,152	1,190,328
Liberty Media Acquisition Corporation	2,792	29,581
Longview Acquisition Corporation II	43,846	441,968
Marlin Technology
Corporation Class A — ADR	174,681	1,690,912
Marquee Raine Acquisition
Corporation — ADR	132,736	1,361,871
Mason Industrial Technology, Inc.	53,675	540,507
Medicus Sciences Acquisition
Corporation Class A — ADR	60,000	579,000
Montes Archimedes Acquisition
Corporation Class A	119,312	1,179,996
Motive Capital Corporation Class A — ADR	50,286	491,294
The Music Acquisition Corporation	54,900	558,333
Nebula Caravel Acquisition Corporation	56,348	562,917
New Vista Acquisition Corporation — ADR	135,609	1,356,090
Newbury Street Acquisition
Corporation Class C	57,099	570,419
NextGen Acquisition
Corporation Class A — ADR	30,653	304,691
NextGen Acquisition Corporation II — ADR	101,946	1,101,017
Noble Rock Acquisition Corporation — ADR	95,531	955,310
Noble Rock Acquisition
Corporation Class A — ADR	21,951	212,266
North Atlantic Acquisition Corporation — ADR	55,461	556,828
Northern Genesis Acquisition
Corporation II	58,700	614,883
Northern Star Investment Corporation II	110,310	1,098,688
Novus Capital Corporation II	27,600	279,312
Omega Alpha SPAC — ADR	113,424	1,128,569
One Equity Partners Open
Water Corporation I	84,160	841,600
Pathfinder Acquisition Corporation — ADR	55,514	551,809
Peridot Acquisition Corporation II — ADR	46,817	467,702
Pershing Square Tontine Holdings Ltd. Class A	12,298	279,902
Pioneer Merger Corporation Class A — ADR	54,102	536,151
Pivotal Investment Corporation III	53,401	534,010
Plum Acquisition Corporation I — ADR (f)	86,629	862,825

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Pontem Corporation Class A — ADR	149,373	$1,451,906
Power & Digital Infrastructure
Acquisition Corporation	28,000	282,800
Prime Impact Acquisition I — ADR	13,873	139,424
Prime Impact Acquisition I Class A — ADR	108,775	1,060,556
Priveterra Acquisition Corporation	55,621	553,985
Progress Acquisition Corporation	6,042	60,601
Property Solutions Acquisition Corporation II	28,061	278,646
Prospector Capital Corporation
Class A — ADR	122,268	1,186,000
Qell Acquisition Corporation Class A — ADR	28,336	281,943
Queen’s Gambit Growth Capital — ADR	32,232	322,965
RedBall Acquisition Corporation
Class A — ADR	36,523	356,830
Reinvent Technology Partners Class Y — ADR	79,872	805,908
Revolution Acceleration Acquisition
Corporation Class A	26,528	264,484
RMG Acquisition Corporation III
Class A — ADR	104,475	1,018,631
Rocket Internet Growth Opportunities
Corporation — ADR	66,999	670,660
Roman DBDR Tech Acquisition Corporation	56,518	571,397
Ross Acquisition Corporation II — ADR	49,115	489,677
ScION Tech Growth I — ADR (e)	368,025	3,595,604
ScION Tech Growth II — ADR	56,000	556,080
SCP & CO Healthcare Acquisition Company	54,000	543,780
SCVX Corporation Class A — ADR	21,403	211,676
Senior Connect Acquisition
Corporation I Class A	50,288	489,302
Shelter Acquisition Corporation I	41,763	417,212
Shelter Acquisition Corporation I –
Sponsor (d)(g)	4,016	—
Simon Property Group
Acquisition Holdings, Inc.	54,720	551,036
Soaring Eagle Acquisition Corporation — ADR	57,000	603,630
Spartan Acquisition Corporation III Class A	56,148	549,127
Sports Entertainment
Acquisition Corporation (f)	25,873	289,778
Starboard Value Acquisition
Corporation Class A	88,104	881,040
Supernova Partners Acquisition
Company III Ltd. Class A — ADR	66,815	650,110
Sustainable Development
Acquisition I Corporation	50,000	509,000

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
SVF Investment Corporation 2 Class A — ADR	4,000	$39,800
SVF Investment Corporation 3 Class A — ADR	4,000	39,760
Tailwind Acquisition Corporation Class A	73,616	733,952
Thimble Point Acquisition Corporation	108,519	1,123,172
Thunder Bridge Capital
Partners III, Inc. Class A	143,490	1,391,853
Tishman Speyer Innovation
Corporation II Class A	107,875	1,069,041
TPG Pace Tech Opportunities
Corporation Class A — ADR	138,798	1,378,264
Trebia Acquisition Corporation Class A — ADR	83,982	831,422
Tribe Capital Growth Corporation I (f)	50,250	503,254
Tuscan Holdings Corporation II	134,424	1,350,961
TWC Tech Holdings II Corporation Class A	183,422	1,821,380
Twelve Seas Investment Company II	11,061	110,168
TZP Strategies Acquisition
Corporation — ADR	30,925	307,395
VectoIQ Acquisition Corporation II Class A	116,520	1,165,200
Virgin Group Acquisition
Corporation II Class A — ADR	100,680	985,657
Virtuoso Acquisition Corporation Class A	68,746	681,960
Vy Global Growth Class A — ADR	129,873	1,292,236
Yucaipa Acquisition
Corporation Class A — ADR	116,429	1,149,154
Z-Work Acquisition Corporation Class A	32,327	313,572
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $128,880,516)		128,040,956

	Shares
CLOSED-END FUNDS — 0.53%
Apollo Senior Floating Rate Fund, Inc. (e)	11,127	175,584
BlackRock Floating Rate
Income Strategies Fund, Inc.	9,611	127,346
First Trust Senior Floating
Rate Income Fund II (e)	5,810	73,787
Invesco Senior Income Trust (e)	64,480	287,581
Nuveen New York AMT-Free Quality
Municipal Income Fund (e)	58,257	826,667
Saba Capital Income and
Opportunity Fund (a)(e)	55,805	262,841
TOTAL CLOSED-END FUNDS
(Cost $1,732,964)		1,753,806

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.53%
Brookfield Property REIT, Inc.,
6.375%, Series A	2,092	$52,781
Fannie Mae, 8.250%, Series S (a)(i)	372,822	794,111
Freddie Mac, 8.375%, Series Z (a)(i)	164,526	333,987
GMAC Capital Trust I,
5.941% (3 Month U.S. LIBOR +5.785%),
2/15/2040, Series 2 (e)(i)	18,363	464,767
Pebblebrook Hotel Trust, 6.375%, Series E	3,515	88,367
TOTAL PREFERRED STOCKS
(Cost $2,942,201)		1,734,013

CONTINGENT VALUE RIGHTS — 0.19% (a)
Alder Biopharmaceuticals, Inc. (g)	194,778	223,995
Ligand Pharmaceuticals (g)	113,683	127,893
Media General, Inc. (e)(g)	42,852	1,286
Pan American Silver Corporation (b)	322,499	274,124
TOTAL CONTINGENT VALUE RIGHTS
(Cost $209,293)		627,298

RIGHTS — 0.06% (a)(g)
Bristol-Myers Squibb Company	169,085	190,221
TOTAL RIGHTS (Cost $0)		190,221

WARRANTS — 1.19% (a)
23andMe Holding Company Class A
Expiration: September 2025,
Exercise Price: $11.50	16,269	49,295
Accelerate Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	31,920	39,262
ACE Convergence Acquisition
Corporation Class A
Expiration: September 2027,
Exercise Price: $11.50 (b)	40,149	79,294
Ajax I Class A
Expiration: December 2026,
Exercise Price: $11.50 (b)	63,999	119,678
Akazoo S.A.
Expiration: December 2024,
Exercise Price: $11.50 (b)(d)(g)	35,748	—

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Apollo Strategic Growth Capital Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	21,519	$25,608
Arrowroot Acquisition Corporation Class A
Expiration: January 2026,
Exercise Price: $11.50	45,733	39,330
Ascendant Digital Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	35,022	57,086
Avanti Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	23,300	24,232
BowX Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	11,184	37,355
CC Neuberger Principal Holdings II Class A
Expiration: July 2025,
Exercise Price: $11.50 (b)	26,370	35,863
CEC Brands LLC
Expiration: December 2025,
Exercise Price: $23.88 (g)	45,120	56,400
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50 (f)	20,060	18,035
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025,
Exercise Price: $11.50 (b)	36,674	42,909
Conx Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50	57,770	78,013
Deep Lake Capital Acquisition Corporation
Expiration: December 2027,
Exercise Price: $11.50 (b)	61,170	55,665
Dragoneer Growth Opportunities
Corporation Class A
Expiration: August 2025,
Exercise Price: $11.50 (b)	800	1,608
E.Merge Technology Acquisition
Corporation Class A
Expiration: July 2025,
Exercise Price: $11.50	24,666	23,926

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Falcon Capital Acquisition Corporation Class A
Expiration: August 2027,
Exercise Price: $11.50	3,209	$5,744
Foley Trasimene Acquisition Corporation
Expiration: July 2025,
Exercise Price: $11.50	5,870	12,210
Fortress Capital Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	24,997	26,957
Fusion Acquisition Corporation Class A
Expiration: June 2027,
Exercise Price: $11.50	53,893	75,445
Galileo Acquisition Corporation
Expiration: October 2026,
Exercise Price: $11.50 (b)	126,337	147,814
GCM Grosvenor, Inc. Class A
Expiration: November 2025,
Exercise Price: $11.50	50,688	78,059
Goal Acquisitions Corporation
Expiration: January 2022,
Exercise Price: $11.50	272,843	174,756
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	62,637	58,252
Gores Holdings V, Inc. Class A
Expiration: August 2027,
Exercise Price: $11.50	5,119	10,443
Healthcare Services Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	64,000	56,973
Isleworth Healthcare Acquisition Corporation
Expiration: August 2027,
Exercise Price: $11.50	3,538	2,476
Kaixin Auto Holdings
Expiration: April 2024,
Exercise Price: $11.50 (b)(f)	48,712	6,576
KL Acquisition Corporation Class A
Expiration: January 2028,
Exercise Price: $11.50	53,333	50,016
LGL Systems Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	59,576	108,726

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Marlin Technology Corporation Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	58,227	$68,708
Medicus Sciences Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	6,666	6,733
Montes Archimedes Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	59,656	91,870
Motive Capital Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	16,762	15,973
Northern Star Investment Corporation II
Expiration: January 2028,
Exercise Price: $11.50	10,860	26,498
Pioneer Merger Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	18,034	29,035
Pontem Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	49,791	49,293
Prospector Capital Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	40,756	38,722
Quantum-SI, Inc.
Expiration: September 2027,
Exercise Price: $11.50	17,647	66,353
Reebonz Holdings Ltd.
Expiration: December 2023,
Exercise Price: $92.00 (b)(f)	23,859	178
Revolution Acceleration Acquisition
Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	8,388	16,776
RMG Acquisition Corporation III Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)(f)	20,895	26,432
ScION Tech Growth I
Expiration: November 2025,
Exercise Price: $11.50 (b)	122,675	128,809

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SCVX Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	10,701	$11,450
Senior Connect Acquisition
Corporation I Class A
Expiration: December 2027,
Exercise Price: $11.50	25,144	21,377
Spartan Acquisition Corporation III Class A
Expiration: February 2026,
Exercise Price: $11.50	14,037	16,704
Stem, Inc.
Expiration: August 2025,
Exercise Price: $11.50	51,163	1,215,633
Supernova Partners Acquisition
Company III Ltd. Class A
Expiration: March 2027,
Exercise Price: $11.50 (b)	13,363	16,036
Talkspace, Inc.
Expiration: June 2025,
Exercise Price: $11.50	55,361	74,460
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028,
Exercise Price: $11.50	28,698	37,307
Tishman Speyer Innovation
Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50 (f)	21,575	27,616
TPG Pace Tech Opportunities
Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	672	1,176
Trebia Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	40,315	69,342
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	48,478	48,963
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50	23,304	31,926
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	20,136	25,774

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Virtuoso Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	34,373	$58,771
Whole Earth Brands, Inc.
Expiration: June 2025,
Exercise Price: $11.50	40,886	90,767
TOTAL WARRANTS (Cost $5,793,880)		3,910,688

	Principal
	Amount
BANK LOANS — 3.70%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023 (f)(i)	$961,447	963,466
Claire’s Stores, Inc.
6.593% (1 Month U.S.
LIBOR + 6.500%), 12/18/2026 (f)(i)	258,725	250,316
Cyxtera DC Holdings, Inc.
8.250% (3 Month U.S.
LIBOR + 7.250%), 5/1/2025 (f)(i)	1,295,000	1,288,525
Golden Nugget LLC
3.250% (1 Month U.S.
LIBOR + 2.500%), 10/4/2023 (f)(i)	1,641,202	1,630,608
Heritage Power LLC
7.000% (1 Month U.S.
LIBOR + 6.000%), 8/2/2026 (f)(i)	3,498,600	3,134,168
Mallinckrodt International Finance SA
6.000% (3 Month U.S.
LIBOR + 2.750%), 9/24/2024 (f)(i)(k)	2,890,000	2,814,138
McGraw Hill LLC
5.750% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022 (f)(i)	864,887	869,890
RentPath LLC
8.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	193,065	27,995
Watts Guerra LLP
8.000%, 12/31/2022 (g)	1,191,000	1,191,000
TOTAL BANK LOANS (Cost $12,547,062)		12,170,106

CORPORATE BONDS — 9.80% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	3,322,000	3,346,467
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	$545,000	$563,653
Bombardier, Inc.
7.875%, 4/15/2027 (b)(e)(h)	1,474,000	1,531,132
Cengage Learning, Inc.
9.500%, 6/15/2024 (h)	2,263,000	2,322,506
Deutsche Wohen S.E.
0.600%, 1/5/2026 (b)	2,700,000	4,005,579
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	685,000	706,680
10.750%, 9/1/2024 (h)	1,387,000	1,444,831
Forterra Finance LLC /
FRTA Finance Corporation
6.500%, 7/15/2025 (h)	1,299,000	1,404,011
Genesis Energy LP /
Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	3,324,000	3,344,293
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	1,316,000	1,331,094
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	684,000	719,910
Ingram Micro, Inc.
5.450%, 12/15/2024 (e)	1,019,000	1,160,884
McGraw Hill LLC /
McGraw-Hill Global Education Finance, Inc.
8.000%, 11/30/2024 (h)	2,340,000	2,397,915
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	868,000	894,478
Navistar International Corporation
6.625%, 11/1/2025 (e)(h)	1,923,000	1,986,709
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	390,000	404,165
WeWork Companies, Inc.
7.875%, 5/1/2025 (h)(e)	4,440,000	4,645,350
TOTAL CORPORATE BONDS (Cost $31,058,835)		32,209,657

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
PURCHASED OPTIONS — 0.22% (a)

PURCHASED CALL OPTIONS — 0.02%
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $65.00	527	$3,073,991	$43,741
Stem, Inc.
Expiration: July 2021,
Exercise Price: $40.00	245	882,245	25,725
			69,466
PURCHASED PUT OPTIONS — 0.20%
BAYER AG
Expiration: August 2021,
Exercise Price: EUR 46.00 (b)	1,519	7,778,799	82,853
Crown Holdings, Inc.
Expiration: July 2021,
Exercise Price: $100.00	277	2,831,217	26,315
Expiration: August 2021,
Exercise Price: $90.00	160	1,635,360	12,800
Dell Technologies, Inc. Class C
Expiration: August 2021,
Exercise Price: $85.00	305	3,039,935	5,490
Deutsche Telekom AG
Expiration: July 2021,
Exercise Price: EUR 15.40 (b)	3,092	5,506,852	3,666
Expiration: August 2021,
Exercise Price: EUR 17.00 (b)	2,765	4,924,465	59,015
DuPont de Nemours, Inc.
Expiration: July 2021,
Exercise Price: $72.50	184	1,424,344	4,324
Electricite De France
Expiration: July 2021,
Exercise Price: EUR 10.00 (b)	2,768	3,194,272	13,129
FirstEnergy Corporation
Expiration: July 2021,
Exercise Price: $30.00	420	1,562,820	8,400
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $60.00	1,063	6,587,411	58,465
Koninklijke KPN N.V.
Expiration: July 2021,
Exercise Price: EUR 2.40 (b)	6,764	1,781,638	8,020

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
L Brands, Inc.
Expiration: July 2021,
Exercise Price: $55.00	243	$1,751,058	$2,430
Expiration: August 2021,
Exercise Price: $60.00	466	3,357,996	58,250
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $415.00	406	17,379,236	46,487
Vivendi SA
Expiration: July 2021,
Exercise Price: EUR 26.00 (b)	426	1,206,858	505
Expiration: August 2021,
Exercise Price: EUR 26.00 (b)	1,591	4,507,303	13,206
Vodafone Group plc
Expiration: September 2021,
Exercise Price: $16.00	2,903	4,972,839	94,347
Expiration: September 2021,
Exercise Price: $17.00	1,629	2,790,477	109,143
XPO Logistics, Inc.
Expiration: August 2021,
Exercise Price: $120.00	233	$3,259,437	40,775
			647,620
TOTAL PURCHASED OPTIONS
(Cost $1,458,643)			717,086

	Shares
ESCROW NOTES — 4.87% (a)
Altaba, Inc. (f)	1,114,249		16,017,329
AMR Corporation (g)	28,850		2,597
TOTAL ESCROW NOTES (Cost $14,421,663)			16,019,926

SHORT-TERM INVESTMENTS — 4.37%

MONEY MARKET FUNDS — 4.37% (c)(e)
Goldman Sachs Financial Square Government
Fund, Institutional Share Class, 0.03%	14,358,563		14,358,563
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,358,563)			14,358,563
TOTAL LONG INVESTMENTS
(Cost $313,814,108) — 95.63%			314,240,852

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SHORT INVESTMENTS — (0.86)%

COMMON STOCKS — (0.86)%

ASSET MANAGEMENT &
CUSTODY BANKS — (0.15)%
Apollo Global Management, Inc.	(7,687)	$(478,132)

ELECTRICAL COMPONENTS &
EQUIPMENT — (0.56)%
Stem, Inc.	(51,100)	(1,840,110)

ELECTRONIC COMPONENTS — (0.02)%
II-VI, Inc.	(1,131)	(82,099)

MACHINERY — (0.13)%
The Middleby Corporation	(2,522)	(436,962)
TOTAL COMMON STOCKS
(Proceeds $2,796,808)		(2,837,303)
TOTAL SHORT INVESTMENTS
(Proceeds $2,796,808) — (0.86)%		(2,837,303)
TOTAL NET INVESTMENTS
(Cost $311,017,300) — 94.77%		311,403,549
OTHER ASSETS IN EXCESS
OF LIABILITIES — 5.23%		17,182,146
TOTAL NET ASSETS — 100.00%		$328,585,695

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2021, these securities represent 6.19% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Unfunded Commitments*
June 30, 2021 (Unaudited)

		Unfunded		Unrealized
		Commitment		Appreciation
Issuer	Shares	Amount	Value	(Depreciation)
Ascendant Digital Acquisition
Corporation Class A	27,000	$270,000	$270,000	$—
Live Oak Acquisition Corporation II	11,938	119,380	119,380	—
Tuscan Holdings Corporation	50,000	500,000	500,000	—
TOTAL UNFUNDED COMMITMENTS		$889,380	$889,380	$—

*
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
At Home Group, Inc.
Expiration: September 2021,
Exercise Price: $37.00	(222)	$(817,848)	$(5,550)
Cloudera, Inc.
Expiration: August 2021,
Exercise Price: $16.00 (b)	(1,710)	(2,712,060)	(34,200)
Crown Holdings, Inc.
Expiration: July 2021,
Exercise Price: $110.00	(277)	(2,831,217)	(4,155)
Expiration: August 2021,
Exercise Price: $97.50	(160)	(1,635,360)	(108,800)
Dell Technologies, Inc. Class C
Expiration: August 2021,
Exercise Price: $95.00	(305)	(3,039,935)	(218,075)
DuPont de Nemours, Inc.
Expiration: July 2021,
Exercise Price: $80.00	(184)	(1,424,344)	(8,832)
Extended Stay America, Inc.
Expiration: July 2021,
Exercise Price: $20.65 (b)	(93)	(190,278)	—
FirstEnergy Corporation
Expiration: July 2021,
Exercise Price: $34.00	(367)	(1,365,607)	(121,110)
The Hartford Financial Services Group, Inc.
Expiration: July 2021,
Exercise Price: $65.00	(1,063)	(6,587,411)	(34,547)
Koninklijke KPN N.V.
Expiration: July 2021,
Exercise Price: EUR 2.60 (a)	(2,521)	(664,031)	(17,936)
Expiration: July 2021,
Exercise Price: EUR 2.70 (a)	(4,243)	(1,117,606)	(10,062)
L Brands, Inc.
Expiration: July 2021,
Exercise Price: $60.00	(243)	(1,751,058)	(296,460)
Expiration: August 2021,
Exercise Price: $65.00	(466)	(3,357,996)	(438,040)
Marvell Technology, Inc.
Expiration: August 2021,
Exercise Price: $80.00	(527)	(3,073,991)	(5,797)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
QTS Realty Trust, Inc.
Expiration: September 2021,
Exercise Price: $80.00	(83)	$(641,590)	$(2,490)
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $425.00	(129)	(5,521,974)	(78,045)
Vodafone Group plc
Expiration: September 2021,
Exercise Price: $19.00	(1,629)	(2,790,477)	(24,435)
Welbilt, Inc.
Expiration: July 2021,
Exercise Price: $25.00	(35)	(81,025)	(613)
XPO Logistics, Inc.
Expiration: August 2021,
Exercise Price: $130.00	(233)	(3,259,437)	(334,355)
			(1,743,502)
WRITTEN PUT OPTIONS
BAYER AG
Expiration: August 2021,
Exercise Price: EUR 52.00 (a)	(1,519)	(7,778,799)	(428,674)
Deutsche Telekom AG
Expiration: July 2021,
Exercise Price: EUR 17.00 (a)	(3,092)	(5,506,852)	(14,665)
Expiration: August 2021,
Exercise Price: EUR 18.00 (a)	(2,765)	(4,924,465)	(186,880)
Electricite De France
Expiration: July 2021,
Exercise Price: EUR 12.00 (a)	(2,768)	(3,194,272)	(285,547)
SPDR S&P 500 ETF Trust
Expiration: July 2021,
Exercise Price: $400.00	(406)	(17,379,236)	(19,488)
Vivendi SA
Expiration: July 2021,
Exercise Price: EUR 28.00 (a)	(426)	(1,206,858)	(9,597)
Expiration: August 2021,
Exercise Price: EUR 28.00 (a)	(255)	(722,415)	(17,839)
Expiration: August 2021,
Exercise Price: EUR 28.50 (a)	(1,336)	(3,784,888)	(136,238)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2021 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
Vodafone Group plc
Expiration: September 2021,
Exercise Price: $18.00	(2,903)	$(4,972,839)	$(368,681)
			(1,467,609)
TOTAL WRITTEN OPTIONS
(Premiums received $3,405,074)			$(3,211,111)

ETF – Exchange-Traded Fund
EUR – Euro
(a)	Foreign security.
(b)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2021 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2021	be Received		June 30, 2021	(Depreciation)*
9/15/21	JPM	704,473	CAD	$568,289	581,392	USD	$581,392	$13,103
7/27/21	JPM	1,145,610	EUR	1,359,189	1,390,330	USD	1,390,330	31,141
8/18/21	JPM	959,923	EUR	1,139,396	1,166,056	USD	1,166,056	26,660
8/25/21	JPM	1,009,600	EUR	1,198,533	1,203,554	USD	1,203,554	5,021
9/16/21	JPM	2,440,872	EUR	2,899,039	2,921,883	USD	2,921,883	22,844
9/20/21	JPM	3,469,500	EUR	4,121,112	4,240,045	USD	4,240,045	118,933
9/27/21	GS	1,044,108	EUR	1,240,396	1,279,878	USD	1,279,878	39,482
9/27/21	GS	24,677	USD	24,677	20,280	EUR	24,093	(584)
10/18/21	JPM	1,068,966	EUR	1,270,578	1,295,987	USD	1,295,987	25,409
10/26/21	JPM	312,305	EUR	371,279	382,382	USD	382,382	11,103
11/26/21	GS	4,555,021	EUR	5,419,297	5,541,229	USD	5,541,229	121,932
12/15/21	GS	10,228,146	EUR	12,174,519	12,385,598	USD	12,385,598	211,079
10/26/21	GS	444,483	GBP	615,064	628,863	USD	628,863	13,799
12/13/21	GS	1,494,815	GBP	2,068,977	2,079,290	USD	2,079,290	10,313
7/29/21	JPM	1,563,958	HKD	201,441	201,441	USD	201,441	—
7/29/21	JPM	29,495	USD	29,495	228,998	HKD	29,495	—
10/20/21	JPM	8,342,850	HKD	1,074,745	1,074,657	USD	1,074,657	(88)
10/27/21	JPM	136,262,431	JPY	1,228,043	1,245,731	USD	1,245,731	17,688
12/23/21	JPM	186,904,500	JPY	1,685,852	1,722,252	USD	1,722,252	36,400
				$38,689,921			$39,394,156	$704,235

CAD – Canadian Dollar	HKD – Hong Kong Dollar
EUR – EURO	JPM – JPMorgan Chase & Co., Inc.
GBP – British Pound	JPY – Japanese Yen
GS – Goldman, Sachs & Co.	USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive						Unrealized
Counter-		Termination	on Financing		Payment		Notional		Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Alexion
	Pharmaceuticals, Inc.	1/15/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	88,434	$13,840,438		$2,403,158
JPM	Beijing Jingneng
	Clean Energy
	Company, Ltd. Class H	1/1/22	Pay	0.550% + Overnight Banking Rate	Quarterly	494,430	162,981		(43,944)
JPM	BlackRock Floating
	Rate Income
	Strategies Fund, Inc.	1/22/22	Pay	0.380% + Overnight Banking Rate	Quarterly	73,288	882,176		88,715
BAML	Bristol-Myers
	Squibb Company	3/2/22	Pay	0.000%(1)	Monthly	25,034	—	(1)	28,163
BAML	Brookfield Property
	Partners LP	2/5/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	337,905	6,095,566		306,444
GS	Change Healthcare, Inc.	2/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	246,546	5,705,582		(26,100)
GS	Coherent, Inc.	2/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	39,018	9,708,823		603,509
GS	Crown Holdings, Inc.	2/28/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	27,700	2,500,756		330,008
GS	Dell Technologies,
	Inc. Class C	1/17/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	44,282	3,308,308		1,104,558
JPM	Deutsche Telekom AG	3/8/22	Pay	0.550% + Overnight Banking Rate	Quarterly	13,216	239,954		39,109
GS	Deutsche Wohen S.E.	6/25/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	19,689	1,256,318		(52,322)
GS	Dialog Semiconductor plc	3/18/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	151,528	11,768,505		8,977
JPM	Eaton Vance Floating-
	Rate Income Trust	1/22/22	Pay	0.483% + Overnight Banking Rate	Quarterly	93,205	1,259,986		80,928
JPM	First Trust Senior
	Floating Rate
	Income Fund II	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	12,108	130,282		23,439
GS	GrandVision N.V.	3/8/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	87,174	2,646,358		268,106

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
JPM	Groupe Bruxelles
	Lambert S.A.	8/20/21	Pay	0.550% + Overnight Banking Rate	Quarterly	6,781	$588,791	$169,593
GS	The Hartford Financial
	Services Group, Inc.	4/29/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	72,217	4,763,433	(288,890)
GS	IHS Markit Ltd.	4/29/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	165,767	17,360,316	1,311,985
BAML	Inter Pipeline Ltd.	7/9/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	97,640	1,628,328	(41,510)
GS	Invesco Dynamic Credit
	Opportunities Fund	1/22/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	19,812	206,348	28,546
GS	Invesco Municipal
	Opportunity Trust	5/12/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	47,566	632,152	14,531
JPM	Invesco Office J-REIT, Inc.	6/25/22	Pay	0.550% + Overnight Banking Rate	Quarterly	5,974	1,229,899	(10,094)
JPM	Invesco Senior
	Income Trust	1/22/22	Pay	0.380% + Overnight Banking Rate	Quarterly	207,181	803,061	120,808
JPM	Koninklijke KPN N.V.	6/4/22	Pay	0.550% + Overnight Banking Rate	Quarterly	781,729	2,568,708	(127,869)
BAML	Maxim Integrated
	Products, Inc.	11/15/21	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	114,296	8,691,810	3,348,578
GS	Nuance
	Communications, Inc.	7/21/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	224,789	12,268,984	(33,095)
JPM	Nuveen AMT-Free
	Municipal Credit
	Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	38,528	602,193	85,798
JPM	Nuveen AMT-Free
	Quality Municipal
	Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	313,259	4,526,222	391,049
JPM	Nuveen California
	Quality Municipal
	Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	40,893	597,856	50,180

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
JPM	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	85,021	$1,114,625	$91,602
GS	PPD, Inc.	6/5/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	168,345	7,774,750	(17,014)
GS	PRA Health Sciences, Inc.	4/12/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	45,262	6,977,160	498,059
GS	Proofpoint, Inc.	6/12/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	51,962	8,890,616	136,816
BAML	Qiagen N.V.	3/10/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	16,638	912,594	(107,784)
JPM	Renault S.A.	8/20/21	Pay	0.550% + Overnight Banking Rate	Quarterly	25,418	705,728	321,378
BAML	Renault S.A.	5/29/22	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	3,000	121,186	49
JPM	Royal Dutch Shell plc
	ADR Class B	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	40,950	1,247,337	342,505
GS	Saba Capital Income
	and Opportunity Fund	1/22/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	111,684	501,409	24,455
JPM	Saba Capital Income
	and Opportunity Fund	7/7/22	Pay	0.380% + Overnight Banking Rate	Quarterly	37,088	166,837	7,834
GS	Siltronic AG	4/2/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	30,819	5,012,764	120,755
GS	Siltronic AG	5/7/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	2,156	357,251	6,220
GS	Slack Technologies,
	Inc. Class A	1/3/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	310,539	13,113,779	640,824
JPM	SLM Corporation,
	4.311%, Series B	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	35,769	1,162,493	1,024,335
JPM	Soho China Ltd.	7/17/22	Pay	0.550% + Overnight Banking Rate	Quarterly	1,668,570	983,758	(87,763)
GS	St. Modwen
	Properties plc	6/11/22	Pay	0.600% + 1 Month U.S. LIBOR	Monthly	81,422	615,030	12,204
JPM	Suez	11/9/21	Pay	0.550% + Overnight Banking Rate	Quarterly	63,791	1,202,686	313,568
GS	Talend S.A.	6/19/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	93,298	6,039,180	80,164
JPM	Toshiba Corporation	5/16/22	Pay	0.550% + Overnight Banking Rate	Quarterly	35,265	1,519,479	5,362

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
GS	Vodafone Group plc	4/22/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	172,500	$3,211,950	$(257,547)
GS	Willis Towers Watson plc	5/12/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	84,311	20,785,756	(1,395,757)
GS	WM Morrison
	Supermarkets plc	7/22/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	597,926	1,962,610	77,724
BAML	Xilinx, Inc.	1/4/22	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	59,866	7,902,298	755,049
JPM	Xilinx, Inc.	1/4/22	Pay	0.380% + Overnight Banking Rate	Quarterly	22,937	3,392,612	(75,675)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro
	Devices, Inc.	11/27/21	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(50,269)	(4,170,425)	(552,334)
BAML	Advanced Micro
	Devices, Inc.	12/11/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(125,021)	(10,476,794)	(1,267,123)
JPM	American Airlines
	Group, Inc.	8/20/21	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(194)	(2,225)	(1,890)
BAML	Analog Devices, Inc.	8/30/21	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(91,473)	(11,811,888)	(3,936,936)
GS	Aon plc	5/19/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(96,451)	(22,907,054)	(122,931)
BAML	Apollo Global
	Management, Inc.	4/15/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(71,681)	(3,895,286)	(563,536)
JPM	Apollo Global
	Management, Inc.	6/18/22	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(56,469)	(3,250,874)	(262,112)
GS	AstraZeneca plc	1/15/22	Pay	(0.380)% + U.S. Federal Funds	Monthly	(221,683)	(11,463,527)	(1,816,302)
JPM	Basket of Swaps	8/20/21	Pay	(0.950)% + Overnight Banking Rate	Quarterly	(5,164)	(583,564)	(158,677)
BAML	Brookfield Asset
	Management, Inc.	2/5/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(56,833)	(2,586,349)	(311,192)
BAML	Brookfield Infrastructure
	Corporation	7/9/22	Pay	(1.500)% + 1 Month U.S. LIBOR	Monthly	(2,856)	(198,297)	(17,033)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
GS	Canadian National
	Railway Company	6/18/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(21,717)	$(2,380,853)	$89,134
GS	Canadian Pacific
	Railway Ltd.	5/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(19,086)	(1,447,243)	(20,763)
GS	Icon plc	4/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(23,048)	(4,489,188)	(275,411)
GS	II-VI, Inc.	5/12/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(51,159)	(3,864,760)	150,916
BAML	Just Eat Takeaway NV	5/19/22	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(27,023)	(3,008,882)	513,546
GS	The Middleby
	Corporation	6/5/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(10,150)	(1,679,513)	(79,194)
JPM	Nissan Motor
	Company Ltd.	8/20/21	Pay	(0.467)% + Overnight Banking Rate	Quarterly	(171,229)	(680,384)	(169,448)
BAML	Pan American
	Silver Corporation	4/22/22	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(16,028)	(529,725)	71,765
BAML	Pembina Pipeline
	Corporation	7/9/22	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(24,410)	(792,529)	16,818
JPM	Royal Dutch Shell plc
	ADR Class A	8/20/21	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(102,668)	(3,327,470)	(821,108)
GS	S&P Global, Inc.	4/8/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(47,042)	(17,569,603)	(1,740,033)
GS	Salesforce.com, Inc.	1/4/22	Pay	(0.350)% + U.S. Federal Funds	Monthly	(29,020)	(6,746,688)	(342,496)
BAML	VMware, Inc. Class A	11/15/21	Pay	(0.880)% + 1 Month U.S. LIBOR	Monthly	(9,375)	(1,475,308)	(24,714)
								$1,058,667

BAML – Bank of America Merrill Lynch & Co., Inc.	Overnight Banking Rate – Overnight Banking Funding Rate
GS – Goldman, Sachs & Co.	plc – Public Limited Company
JPM – JPMorgan Chase & Co., Inc.	REIT – Real Estate Investment Trust
LIBOR – London Interbank Offered Rate	U.S. Federal Funds – U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 105.47%

COMMON STOCKS — 0.52%

BIOTECHNOLOGY — 0.07%
Elevation Oncology, Inc. (a)	200	$2,714
Lyell Immunopharma, Inc. (a)	150	2,436
Molecular Partners AG — ADR (a)	200	4,080
		9,230
HEALTH CARE PROVIDERS & SERVICES — 0.06%
Oak Street Health, Inc. (a)	150	8,786

HEALTH CARE TECHNOLOGY — 0.02%
Convey Holding Parent, Inc. (a)	200	2,276

PHARMACEUTICALS — 0.33%
TPCO Holding Corporation — ADR (a)	8,003	44,657

SOFTWARE — 0.04%
WalkMe Ltd. — ADR (a)	193	5,647
Zeta Global Holdings Corporation (a)	100	840
		6,487
TOTAL COMMON STOCKS (Cost $97,043)		71,436

	Shares/Units
SPECIAL PURPOSE ACQUISITION
COMPANIES — 30.22% (a)
26 Capital Acquisition Corporation	2,000	20,440
890 5th Avenue Partners, Inc. Class A	3,000	30,780
Accelerate Acquisition Corporation Class A	4,800	46,512
Ajax I Class A — ADR	1,020	10,159
Altimar Acquisition Corporation II — ADR	1,500	15,045
Altimar Acquisition Corporation III — ADR	491	4,959
Anzu Special Acquisition Corporation I	2,341	23,410
Apollo Strategic Growth
Capital Class A — ADR	2,397	23,443
Archimedes Tech SPAC Partners Company (f)	4,790	47,541
Ares Acquisition Corporation — ADR	4,300	43,000
Arrowroot Acquisition Corporation Class A	1,984	19,146
Atlas Crest Investment Corporation II	5,300	53,212
Aurora Acquisition Corporation — ADR	1,214	12,650
Austerlitz Acquisition Corporation I — ADR	4,629	47,818
Austerlitz Acquisition Corporation II — ADR	4,600	46,322
Authentic Equity Acquisition
Corporation — ADR	5,000	50,637

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
BlueRiver Acquisition Corporation — ADR	2,100	$21,021
Bright Lights Acquisition Corporation	3,900	39,312
Bright Lights Acquisition Corporation Class A	247	2,391
Build Acquisition Corporation	721	7,174
CA Healthcare Acquisition Corporation	1,100	11,330
Carney Technology Acquisition Corporation II	1,233	12,330
CC Neuberger Principal
Holdings II Class A — ADR	1,906	18,850
CC Neuberger Principal Holdings III — ADR	5,400	53,946
CF Acquisition Corporation VI	2,350	23,477
CF Acquisition Corporation VIII (f)	4,911	49,650
CHP Merger Corporation Class A	1,150	11,443
Class Acceleration Corporation	2,100	21,147
Climate Real Impact Solutions II
Acquisition Corporation	1,100	11,132
Colonnade Acquisition
Corporation II — ADR (f)	4,782	47,629
Compute Health Acquisition
Corporation Class C	5,600	57,232
Concord Acquisition Corporation Class A	2,244	22,103
Conx Corporation Class A	4,300	42,398
COVA Acquisition Corporation — ADR	5,600	56,448
D & Z Media Acquisition Corporation	628	6,249
Decarbonization Plus
Acquisition Corporation II	2,800	28,952
Delwinds Insurance Acquisition Corporation	2,145	21,729
Dragoneer Growth Opportunities
Corporation III Class A — ADR	1,119	11,190
Elliott Opportunity Corporation II — ADR	5,413	54,184
ESM Acquisition Corporation — ADR	4,782	47,820
Falcon Capital Acquisition
Corporation Class A (g)	3,170	31,668
Far Peak Acquisition Corporation — ADR	9,410	97,864
FinServ Acquisition Corporation II	2,300	23,000
FinTech Acquisition Corporation VI	10,055	101,455
Fintech Evolution Acquisition Group — ADR	1,493	14,900
FirstMark Horizon Acquisition Corporation	7,500	78,150
Fortistar Sustainable Solutions Corporation	1,909	19,586
Fortress Value Acquisition Corporation IV	1,409	14,090
Frazier Lifesciences Acquisition
Corporation — ADR	9,203	92,490
FTAC Athena Acquisition Corporation — ADR	2,400	24,480

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
FTAC Hera Acquisition Corporation — ADR	3,000	$30,135
Fusion Acquisition Corporation II	2,500	24,975
G Squared Ascend I, Inc. — ADR	5,600	56,280
G Squared Ascend II, Inc. — ADR	1,000	10,010
GigCapital4, Inc.	2,285	23,353
Gores Holdings V, Inc. Class A	2,653	26,795
Graf Acquisition Corporation IV	717	7,134
GS Acquisition Holdings Corporation II Class A	4,038	41,995
Haymaker Acquisition Corporation III	1,167	11,705
Hennessy Capital Investment Corporation V	1,800	19,296
Highland Transcend Partners
Corporation I — ADR	8,984	90,020
Hudson Executive Investment Corporation II	5,500	54,780
Independence Holdings Corporation — ADR	4,615	46,104
InterPrivate II Acquisition Corporation	2,291	22,841
InterPrivate III Financial Partners, Inc.	2,291	22,864
InterPrivate IV InfraTech Partners, Inc.	2,291	22,795
Isleworth Healthcare Acquisition Corporation	462	4,528
Jack Creek Investment Corporation — ADR	4,400	44,220
Jaws Mustang Acquisition Corporation — ADR	2,000	20,120
Jaws Spitfire Acquisition Corporation — ADR	4,998	52,229
Kairos Acquisition Corporation — ADR (f)	9,879	99,037
Kensington Capital Acquisition Corporation II	4,600	47,840
Khosla Ventures Acquisition Company	552	5,459
Khosla Ventures Acquisition
Company III Class A	1,110	10,956
KludeIn I Acquisition Corporation (f)	5,000	50,675
Lerer Hippeau Acquisition Corporation Class A	4,582	45,146
Liberty Media Acquisition Corporation	226	2,394
Longview Acquisition Corporation II	3,693	37,225
Mason Industrial Technology, Inc.	4,330	43,603
Montes Archimedes Acquisition
Corporation Class A	4,526	44,762
The Music Acquisition Corporation	5,400	54,918
Newbury Street Acquisition
Corporation Class C	4,871	48,661
NextGen Acquisition
Corporation Class A — ADR	1,247	12,395
Noble Rock Acquisition Corporation — ADR	4,313	43,130
Noble Rock Acquisition
Corporation Class A — ADR	906	8,761
Northern Genesis Acquisition Corporation II	4,600	48,185

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
Northern Star Investment Corporation II	2,200	$21,912
Novus Capital Corporation II	2,700	27,324
Peridot Acquisition Corporation II — ADR	3,846	38,422
Pioneer Merger Corporation Class A — ADR	2,253	22,327
Pivotal Investment Corporation III	2,200	22,000
Power & Digital Infrastructure
Acquisition Corporation	2,300	23,230
Prime Impact Acquisition I — ADR	525	5,276
Prime Impact Acquisition I Class A — ADR	4,129	40,258
Progress Acquisition Corporation	615	6,168
Property Solutions Acquisition Corporation II	2,293	22,770
RedBall Acquisition
Corporation Class A — ADR	1,361	13,297
Reinvent Technology Partners Class Y — ADR	5,370	54,183
Revolution Acceleration
Acquisition Corporation Class A	1,305	13,011
Rocket Internet Growth
Opportunities Corporation — ADR	4,871	48,759
Ross Acquisition Corporation II — ADR	4,228	42,153
ScION Tech Growth II — ADR	5,700	56,601
SCVX Corporation Class A — ADR	4,222	41,756
Senior Connect Acquisition
Corporation I Class A	4,582	44,583
Shelter Acquisition Corporation I	6,500	64,935
Shelter Acquisition Corporation I –
Sponsor (d)(g)	625	—
Soaring Eagle Acquisition Corporation — ADR	4,700	49,773
Sports Entertainment
Acquisition Corporation (f)	970	10,864
Supernova Partners Acquisition
Company III Ltd. Class A — ADR	4,870	47,385
Sustainable Development
Acquisition I Corporation	5,000	50,900
SVF Investment Corporation 2
Class A — ADR	1,000	9,950
SVF Investment Corporation 3
Class A — ADR	1,000	9,940
Tailwind Acquisition Corporation Class A	2,698	26,899
Thimble Point Acquisition Corporation	4,300	44,505
Thunder Bridge Capital
Partners III, Inc. Class A	2,535	24,590
Tishman Speyer Innovation
Corporation II Class A	2,200	21,802
The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares/Units	Value
TPG Pace Tech Opportunities
Corporation Class A — ADR	224	$2,224
Tribe Capital Growth Corporation I (f)	2,062	20,651
TWC Tech Holdings II Corporation Class A	4,788	47,545
Twelve Seas Investment Company II	904	9,004
TZP Strategies Acquisition
Corporation — ADR	5,434	54,014
VectoIQ Acquisition Corporation II Class A	2,000	20,000
Virtuoso Acquisition Corporation Class A	4,120	40,870
Vy Global Growth Class A — ADR	4,461	44,387
Yucaipa Acquisition
Corporation Class A — ADR	4,273	42,175
Z-Work Acquisition Corporation Class A	1,154	11,194
TOTAL SPECIAL PURPOSE ACQUISITION
COMPANIES (Cost $4,078,348)		4,104,857

	Shares
PREFERRED STOCKS — 1.46%
Brookfield Property REIT, Inc.,
6.375%, Series A	6,387	161,144
Fannie Mae, 8.250%, Series S (a)(i)	12,108	25,790
Freddie Mac, 8.375%, Series Z (a)(i)	5,344	10,848
TOTAL PREFERRED STOCKS (Cost $228,782)		197,782

WARRANTS — 1.15% (a)
23andMe Holding Company Class A
Expiration: September 2025,
Exercise Price: $11.50	604	1,830
Accelerate Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	1,600	1,968
Ajax I Class A
Expiration: December 2026,
Exercise Price: $11.50 (b)	2,946	5,509
Apollo Strategic Growth Capital Class A
Expiration: October 2027,
Exercise Price: $11.50 (b)	799	951
Arrowroot Acquisition Corporation Class A
Expiration: January 2026,
Exercise Price: $11.50	992	853

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Ascendant Digital Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	3,987	$6,499
Avanti Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50 (b)	2,149	2,235
BowX Acquisition Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	1,659	5,541
CC Neuberger Principal Holdings II Class A
Expiration: July 2025,
Exercise Price: $11.50 (b)	1,956	2,660
CHP Merger Corporation Class A
Expiration: November 2024,
Exercise Price: $11.50 (f)	575	517
Conx Corporation Class A
Expiration: October 2027,
Exercise Price: $11.50	1,075	1,452
Deep Lake Capital Acquisition Corporation
Expiration: December 2027,
Exercise Price: $11.50 (b)	2,600	2,366
Equity Distribution Acquisition
Corporation Class A
Expiration: September 2025,
Exercise Price: $11.50	2,729	3,220
Falcon Capital Acquisition Corporation Class A
Expiration: August 2027,
Exercise Price: $11.50	109	195
Foley Trasimene Acquisition Corporation
Expiration: July 2025,
Exercise Price: $11.50	3,773	7,848
Fortress Capital Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	1,965	2,119
Fusion Acquisition Corporation Class A
Expiration: June 2027,
Exercise Price: $11.50	3,781	5,293
GCM Grosvenor, Inc. Class A
Expiration: November 2025,
Exercise Price: $11.50	7,214	11,109
Goal Acquisitions Corporation
Expiration: January 2022,
Exercise Price: $11.50	10,907	6,986

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026,
Exercise Price: $11.50	4,818	$4,481
Healthcare Services Acquisition
Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	3,750	3,338
KL Acquisition Corporation Class A
Expiration: January 2028,
Exercise Price: $11.50	3,890	3,648
Marlin Technology Corporation Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	1,733	2,045
Montes Archimedes Acquisition
Corporation Class A
Expiration: December 2025,
Exercise Price: $11.50	2,263	3,485
Northern Star Investment Corporation II
Expiration: January 2028,
Exercise Price: $11.50	440	1,074
Origin Materials, Inc.
Expiration: July 2026,
Exercise Price: $11.50	4,422	8,623
Pioneer Merger Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	751	1,209
Pontem Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)	2,585	2,559
Prospector Capital Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	3,202	3,042
Quantum-SI, Inc.
Expiration: September 2027,
Exercise Price: $11.50	3,333	12,532
Revolution Acceleration Acquisition
Corporation Class A
Expiration: December 2026,
Exercise Price: $11.50	311	622
RMG Acquisition Corporation III Class A
Expiration: December 2027,
Exercise Price: $11.50 (b)(f)	1,120	1,417

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
ScION Tech Growth I
Expiration: November 2025,
Exercise Price: $11.50 (b)	6,275	$6,589
SCVX Corporation Class A
Expiration: January 2025,
Exercise Price: $11.50 (b)	2,112	2,260
Senior Connect Acquisition
Corporation I Class A
Expiration: December 2027,
Exercise Price: $11.50	2,291	1,948
Spartan Acquisition Corporation III Class A
Expiration: February 2026,
Exercise Price: $11.50	1,400	1,666
Supernova Partners Acquisition Company III Ltd.
Expiration: March 2027,
Exercise Price: $11.50 (b)	974	1,169
Talkspace, Inc.
Expiration: June 2025,
Exercise Price: $11.50	9,468	12,734
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028,
Exercise Price: $11.50	507	659
Tishman Speyer Innovation
Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50 (f)	440	563
Tuscan Holdings Corporation II
Expiration: July 2025,
Exercise Price: $11.50	6,372	6,436
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027,
Exercise Price: $11.50	400	548
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026,
Exercise Price: $11.50 (b)	983	1,258
Virtuoso Acquisition Corporation Class A
Expiration: December 2027,
Exercise Price: $11.50	2,060	3,522
TOTAL WARRANTS (Cost $151,749)		156,578

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
BANK LOANS — 18.47%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023 (f)(i)	$96,496	$96,699
Claire’s Stores, Inc.
6.593% (1 Month U.S.
LIBOR + 6.500%), 12/18/2026 (f)(i)	413,763	400,315
Cyxtera DC Holdings, Inc.
8.250% (3 Month U.S.
LIBOR + 7.250%), 5/1/2025 (f)(i)	678,000	674,610
Golden Nugget LLC
3.250% (1 Month U.S.
LIBOR + 2.500%), 10/4/2023 (f)(i)	194,227	192,973
Heritage Power LLC
7.000% (1 Month U.S.
LIBOR + 6.000%), 8/2/2026 (f)(i)	293,180	262,640
Mallinckrodt International Finance SA
6.000% (3 Month U.S.
LIBOR + 2.750%), 9/24/2024 (f)(i)(j)	480,000	467,400
McGraw Hill LLC
5.750% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022 (f)(i)	80,001	80,464
RentPath LLC
8.000% (3 Month U.S.
LIBOR + 4.750%), 12/17/2021 (f)(i)(j)	30,915	4,483
Watts Guerra LLP
8.000%, 12/31/2022 (g)	328,000	328,000
TOTAL BANK LOANS (Cost $2,550,660)		2,507,584

CONVERTIBLE BONDS — 3.97% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	239,000	538,945
TOTAL CONVERTIBLE BONDS (Cost $468,337)		538,945

CORPORATE BONDS — 43.47% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	383,000	385,821
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	22,000	22,753

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Principal
	Amount	Value
Bombardier, Inc.
7.875%, 4/15/2027 (b)(e)(h)	$255,000	$264,884
Cengage Learning, Inc.
9.500%, 6/15/2024 (h)	302,000	309,941
Deutsche Wohen S.E.
0.600%, 1/5/2026 (b)	500,000	741,774
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	118,000	121,735
10.750%, 9/1/2024 (h)	508,000	529,181
Forterra Finance LLC /
FRTA Finance Corporation
6.500%, 7/15/2025 (h)	528,000	570,684
Genesis Energy LP /
Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	173,000	174,056
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	211,000	213,420
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	179,000	188,397
Ingram Micro, Inc.
5.450%, 12/15/2024 (e)	227,000	258,607
McGraw Hill LLC / McGraw-Hill
Global Education Finance, Inc.
8.000%, 11/30/2024 (h)	384,000	393,504
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	$374,000	$385,409
Navistar International Corporation
6.625%, 11/1/2025 (e)(h)	212,000	219,024
Stars Group Holdings BV /
Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(e)(h)	294,000	304,678
Tempo Acquisition LLC /
Tempo Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	323,000	328,452
WeWork Company, Inc.
7.875%, 5/1/2025 (h)	469,000	490,691
TOTAL CORPORATE BONDS (Cost $5,764,056)		5,903,011

	Shares
ESCROW NOTES — 3.79% (a)(f)
Altaba, Inc.	35,830	515,056
TOTAL ESCROW NOTES (Cost $478,529)		515,056

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42% (c)
Goldman Sachs Financial Square Government
Fund, Institutional Share Class, 0.03%	328,835	$328,835
TOTAL SHORT-TERM INVESTMENTS
(Cost $328,835)		328,835
TOTAL LONG INVESTMENTS
(Cost $14,146,339) — 105.47%		14,324,084
TOTAL NET INVESTMENTS
(Cost $14,146,339) — 105.47%		14,324,084
OTHER LIABILITIES IN
EXCESS OF ASSETS — (5.47)%		(742,958)
TOTAL NET ASSETS — 100.00%		$13,581,126

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for swap contracts and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2021, these securities represent 31.98% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2021.
(j)	Default or other conditions exist and the security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Unfunded Commitments*
June 30, 2021 (Unaudited)

		Unfunded		Unrealized
		Commitment		Appreciation
Issuer	Shares	Amount	Value	(Depreciation)
Ascendant Digital Acquisition
Corporation Class A	2,300	$23,000	$23,000	$—
Live Oak Acquisition Corporation II	10,000	100,000	100,000	—
Tuscan Holdings Corporation	5,000	50,000	50,000	—
TOTAL UNFUNDED COMMITMENTS		$173,000	$173,000	$—

*
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2021 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2021	be Received		June 30, 2021	(Depreciation)*
9/20/21	JPM	642,500	EUR	$763,169	785,143	USD	$785,143	$21,974
				$763,169			$785,143	$21,974

EUR – Euro
JPM – JPMorgan Chase & Co., Inc.
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Ackrell Spac Partners I
	Company	4/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,700	$99,425	$(227)
GS	Ajax I Class A	3/18/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	12,123	154,083	(33,379)
GS	Avanti Acquisition
	Corporation Class A	2/25/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	13,897	150,643	(15,332)
JPM	BlackRock Floating
	Rate Income
	Strategies Fund, Inc.	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	5,656	65,745	9,184
GS	CC Neuberger Principal
	Holdings II Class A	1/17/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,440	169,168	(6,630)
GS	Deep Lake Capital
	Acquisition Corporation	7/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,200	50,336	(17)
GS	DFP Healthcare
	Acquisitions Corporation
	Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,272	94,204	(1,963)
GS	DiamondHead
	Holdings Corporation	4/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,000	110,110	(256)
GS	E.Merge Technology
	Acquisition Corporation
	Class A	10/30/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	15,700	158,256	105
JPM	Eaton Vance Floating-
	Rate Income Trust	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	7,491	94,766	12,993
JPM	Eaton Vance Senior
	Floating-Rate
	Income Trust	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	1,819	20,646	5,085

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
GS	Equity Distribution
	Acquisition Corporation
	Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	8,398	$83,560	$(769)
JPM	First Trust Senior
	Floating Rate
	Income Fund II	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	3,374	36,304	6,532
GS	Foley Trasimene
	Acquisition Corporation	5/23/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	14,640	146,400	(342)
GS	Fortress Capital
	Acquisition Corporation
	Class A	7/9/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,825	97,169	(523)
GS	Fusion Acquisition
	Corporation Class A	10/10/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	7,562	74,183	1,034
GS	GMAC Capital Trust I	7/7/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	3,534	89,446	(30)
GS	Goal Acquisitions
	Corporation	7/8/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	10,907	105,362	(253)
GS	Golden Falcon
	Acquisition Corporation
	Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,636	94,722	(1,075)
GS	Healthcare Services
	Acquisition Corporation
	Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	7,500	72,750	(162)
GS	Invesco Dynamic Credit
	Opportunities Fund	1/22/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	765	7,968	1,102
JPM	Invesco Municipal
	Opportunity Trust	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	1,107	13,439	1,614
GS	Invesco Municipal
	Opportunity Trust	5/12/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	835	11,097	255

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
JPM	Invesco Senior
	Income Trust	8/20/21	Pay	0.800% + Overnight Banking Rate	Quarterly	21,152	$75,858	$18,451
JPM	Invesco Value Municipal
	Income Trust	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	923	13,651	1,566
GS	KL Acquisition
	Corporation Class A	5/23/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,670	113,899	(738)
GS	Marlin Technology
	Corporation Class A	7/22/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,199	50,430	(116)
GS	Medicus Sciences
	Acquisition Corporation	5/8/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,000	114,620	(8,505)
GS	Medicus Sciences
	Acquisition Corporation
	Class A	5/8/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	1,222	—	1,234
GS	New Vista
	Acquisition Corporation	4/2/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,033	114,854	(4,560)
JPM	Nuveen AMT-Free
	Municipal Credit
	Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	1,582	24,727	3,523
GS	Nuveen AMT-Free
	Quality Municipal
	Income Fund	5/26/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	14,334	216,013	8,957
JPM	Nuveen California
	Quality Municipal
	Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	1,701	24,869	2,087
JPM	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	8/20/21	Pay	0.380% + Overnight Banking Rate	Quarterly	654	8,574	705

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**
GS	Nuveen New York
	AMT-Free Quality
	Municipal Income Fund	5/26/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	6,880	$94,806	$2,789
GS	Omega Alpha SPAC	7/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,838	48,332	(210)
GS	One Equity Partners Open
	Water Corporation I	2/27/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,000	165,600	(5,653)
GS	Pershing Square Tontine
	Holdings Ltd. Class A	10/15/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	1,741	38,998	614
GS	Pontem Corporation
	Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	7,755	75,611	(245)
GS	Prospector Capital
	Corporation Class A	5/27/22	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	9,606	94,139	(976)
GS	Qell Acquisition
	Corporation Class A	2/22/21	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	3,548	50,630	(15,339)
GS	Quantum-SI, Inc.	5/23/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	10,421	108,795	18,928
GS	RMG Acquisition
	Corporation III Class A	7/29/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,600	54,824	(224)
GS	Saba Capital Income and
	Opportunities Fund	1/22/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,313	19,363	944
JPM	Saba Capital Income and
	Opportunities Fund	7/7/22	Pay	0.380% + Overnight Banking Rate	Quarterly	1,433	6,446	303
GS	ScION Tech Growth I	4/1/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	18,825	190,885	(7,026)
GS	SCP & Co. Healthcare
	Acquisition Company	2/27/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,000	164,320	(3,253)
GS	Spartan Acquisition
	Corporation III Class A	7/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,600	55,328	(578)
GS	Trebia Acquisition
	Corporation Class A	7/16/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,450	53,628	309

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts*
June 30, 2021 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)**

GS	Virgin Group Acquisition
	Corporation II Class A	7/29/22	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,915	$48,020	$98
$(9,969)

GS – Goldman, Sachs & Co.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
Overnight Banking Rate – Overnight Banking Funding Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
ASSETS:
Investments, at value
(Cost $3,853,955,316, $313,814,108,
and $14,146,339, respectively)*	$4,121,496,482	$314,240,852	$14,324,084
Investment of cash collateral from
securities loaned (Cost $87,637,673,
$—, and $—, respectively)	87,637,673	—	—
Cash	225,259	18,677	2,163
Deposits at brokers for securities sold short	71,402,279	11,167,275	—
Deposit at brokers for other investments	336,442,792	23,267,774	—
Receivable for forward
currency exchange contracts	6,798,155	704,235	21,974
Receivable for swap contracts	—	2,288,083	62,043
Receivable for fund shares issued	17,782,749	865,840	16,942
Receivable for investments sold	9,899,336	1,207,484	176,562
Dividends and interest receivable	6,523,923	1,110,648	119,089
Receivable for securities
lending income (Note 8)	16,868	—	—
Receivable from the investment advisor	—	—	1,296
Prepaid expenses and other receivables	312,659	66,511	24,894
Total Assets	4,658,538,175	354,937,379	14,749,047
LIABILITIES:
Securities sold short, at value
(Proceeds of $32,429,389,
$2,796,808, and $—, respectively)	32,808,832	2,837,303	—
Written option contracts, at value
(Premiums received $3,424,561,
$3,405,074, and $—, respectively)	1,656,045	3,211,111	—
Payable for swap contracts	158,221,169	1,229,416	72,012
Payable for collateral received
on securities loaned (Note 8)	87,637,673	—	—
Payable to brokers	—	—	387,488
Payable for investments purchased	82,266,812	18,516,059	657,218
Payable to the investment adviser	3,382,811	335,058	—
Payable for fund shares redeemed	1,635,729	68,589	15,531
Dividends and interest payable	179,943	3,521	456
Distribution fees payable	47,609	1,426	25
Accrued expenses and other liabilities	951,588	149,201	35,191
Total Liabilities	368,788,211	26,351,684	1,167,921
NET ASSETS	$4,289,749,964	$328,585,695	$13,581,126

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2021 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
NET ASSETS CONSISTS OF:
Paid-in capital	$4,095,687,976	$298,846,319	$11,599,352
Distributable earnings	194,061,988	29,739,376	1,981,774
Total Net Assets	$4,289,749,964	$328,585,695	$13,581,126

Investor Class
Net assets	$992,173,799	$29,966,532	$500,036
Shares outstanding	56,090,784	2,551,769	38,867
Net asset value and
offering price per share**	$17.69	$11.74	$12.87

Institutional Class
Net assets	$3,297,576,165	$298,619,163	$13,081,090
Shares outstanding	186,995,768	25,252,538	1,023,137
Net asset value and
offering price per share**	$17.63	$11.83	$12.79

*	Includes securities on loan for The Merger Fund with a value of $85,207,760 at June 30, 2021.
**	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income on long positions	$15,917,991	$939,636	$1,395
Interest	6,052,979	1,156,660	136,086
Securities lending income, net (Note 8)	135,478	—	—
Total investment income	22,106,448	2,096,296	137,481
EXPENSES:
Investment advisory fees	19,702,592	1,823,049	61,095
Sub transfer agent fees (Institutional Class)	1,282,362	134,462	4,009
Distribution fees (Investor Class)	1,202,871	32,704	373
Administration fees	606,583	41,387	9,776
Sub transfer agent fees (Investor Class)	603,298	15,206	63
Professional fees	391,087	66,261	34,012
Transfer agent and shareholder
servicing agent fees	265,743	9,636	966
Custody fees	207,219	44,365	8,526
Fund accounting expenses	196,672	34,178	5,486
Reports to shareholders	189,333	20,212	2,792
Trustees’ fees and expenses	128,663	17,017	8,851
Compliance fees	104,925	7,337	286
Federal and state registration fees	98,330	33,271	21,700
Miscellaneous expenses	76,531	13,157	2,553
Dividends and interest
on securities sold short	245,499	23,394	5,114
Borrowing expenses on securities sold short	218,739	199,403	38,711
Total expenses before expense
waiver/reimbursement by adviser	25,520,447	2,515,039	204,313
Expense waived/reimbursed
by adviser (Note 3)	(684,935)	—	(59,919)
Net expenses	24,835,512	2,515,039	144,394
NET INVESTMENT LOSS	$(2,729,064)	$(418,743)	$(6,913)

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2021 (Unaudited)

		WCM	WCM
		Alternatives:	Alternatives:
	The Merger	Event-Driven	Credit Event
	Fund	Fund	Fund
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	$150,013,398	$15,553,402	$1,098,696
Securities sold short	(8,396,828)	(5,253,728)	(311,654)
Written option contracts expired or closed	5,880,098	927,915	931
Forward currency exchange contracts	(9,709,075)	(387,392)	—
Swap contracts	(76,807,343)	13,504,844	705,109
Foreign currency transactions	(268,118)	(403,866)	—
Net realized gain	60,712,132	23,941,175	1,493,082
Change in unrealized
appreciation (depreciation) on:
Investments in unaffiliated issuers	84,018,510	(13,623,463)	(1,018,159)
Investments in affiliated issuers	(1,264,204)	—	—
Securities sold short	3,298,299	395,876	650,563
Written option contracts	1,885,298	1,962,422	1,920
Forward currency exchange contracts	15,783,914	1,852,965	21,974
Swap contracts	(103,454,531)	(3,877,278)	(370,316)
Net change in unrealized
appreciation (depreciation)	267,286	(13,289,478)	(714,018)
NET REALIZED AND CHANGE IN UNREALIZED
GAIN ON INVESTMENTS	60,979,418	10,651,697	779,064
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$58,250,354	$10,232,954	$772,151

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Net investment loss	$(2,729,064)	$(367,942)
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	60,712,132	180,331,497
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, written option contracts,
forward currency exchange contracts
and swap contracts	267,286	(16,255,625)
Net increase in net assets
resulting from operations	58,250,354	163,707,930

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(29,676,187)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(94,593,221)

Net increase in net assets from
capital share transactions (Note 4)	601,842,868	397,859,507
Net increase in net assets	660,093,222	437,298,029

NET ASSETS:
Beginning of period	3,629,656,742	3,192,358,713
End of period	$4,289,749,964	$3,629,656,742

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Net investment income (loss)	$(418,743)	$260,339
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transactions	23,941,175	6,366,161
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts
and swap contracts	(13,289,478)	7,925,601
Net increase in net assets
resulting from operations	10,232,954	14,552,101

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(721,079)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(7,240,314)

Net increase in net assets from
capital share transactions (Note 4)	58,189,645	34,968,628
Net increase in net assets	68,422,599	41,559,336

NET ASSETS:
Beginning of period	260,163,096	218,603,760
End of period	$328,585,695	$260,163,096

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
Net investment income (loss)	$(6,913)	$19,338
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, and swap contracts	1,493,082	408,664
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, written option contracts,
forward currency exchange contracts,
and swap contracts	(714,018)	798,257
Net increase in net assets
resulting from operations	772,151	1,226,259

Investor Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Investor Class	—	(703)

Institutional Class – Distributions to
shareholders from: (Note 5)
Total dividends and distributions
to shareholders – Institutional Class	—	(173,397)

Net increase in net assets from
capital share transactions (Note 4)	2,906,446	3,689,315
Net increase in net assets	3,678,597	4,741,474

NET ASSETS:
Beginning of period	9,902,529	5,161,055
End of period	$13,581,126	$9,902,529

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.35		$17.10	$16.30	$15.83	$15.56	$15.25
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.01)		0.01	0.14	0.23	0.10	(0.04)
Net realized and
unrealized gain
on investments	0.29		0.87	0.89	1.03	0.33	0.49
Total from
investment operations	0.28		0.88	1.03	1.26	0.43	0.45
Less distributions:
From net
investment income	—		(0.18)	(0.05)	(0.23)	(0.16)	(0.14)
From net realized gains	—		(0.45)	(0.18)	(0.56)	—	—
Total dividends
and distributions	—		(0.63)	(0.23)	(0.79)	(0.16)	(0.14)
Net Asset Value,
end of period	$17.63		$17.35	$17.10	$16.30	$15.83	$15.56
Total Return	1.61	%(4)	5.15%	6.32%	7.98%	2.74%	2.94%
The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$3,297,576		$2,709,370	$2,161,001		$1,496,116	$1,152,718	$1,377,041
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	1.22	%(3)	1.22%	1.74	%(6)	1.64%	1.55%	1.70%
After expense
reimbursement	1.19	%(3)	1.20%	1.72	%(6)	1.61%	1.48%	1.59%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.02	%(3)	0.02%	0.53	%(6)	0.41%	0.37%	0.52%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short (after
expense reimbursement)	1.17	%(3)	1.18%	1.19	%(7)	1.20%	1.11%	1.07%
Ratio of net investment
income (loss) to
average net assets	(0.07	)%(3)	0.07%	0.81%		1.38%	0.66%	(0.27)%
Portfolio turnover rate(5)	67	%(4)	188%	167%		155%	166%	182%

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017 and 2016 was $(0.00), $0.02, $0.22, $0.29, $0.16 and $0.04, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.43		$17.17	$16.42	$15.94	$15.66	$15.31
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.03)		(0.04)	0.09	0.18	0.05	(0.09)
Net realized and
unrealized gain
on investments	0.29		0.88	0.89	1.05	0.32	0.49
Total from
investment operations	0.26		0.84	0.98	1.23	0.37	0.40
Less distributions:
From net
investment income	—		(0.13)	(0.05)	(0.19)	(0.09)	(0.05)
From net realized gains	—		(0.45)	(0.18)	(0.56)	—	—
Total dividends
and distributions	—		(0.58)	(0.23)	(0.75)	(0.09)	(0.05)
Net Asset Value,
end of period	$17.69		$17.43	$17.17	$16.42	$15.94	$15.66
Total Return	1.49	%(4)	4.87%	5.96%	7.68%	2.39%	2.61%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (in millions)	$992		$920	$1,031		$1,265	$1,162	$1,540
Ratio of gross expenses
to average net assets:
Before expense waiver	1.51	%(3)	1.51%	2.03	%(6)	1.94%	1.87%	2.03%
After expense waiver	1.48	%(3)	1.49%	2.01	%(6)	1.91%	1.80%	1.92%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.02	%(3)	0.02%	0.53	%(6)	0.41%	0.37%	0.52%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short	1.46	%(3)	1.47%	1.48	%(7)	1.50%	1.43%	1.40%
Ratio of net investment
income (loss) to
average net assets	(0.36	)%(3)	(0.22)%	0.52%		1.08%	0.34%	(0.60)%
Portfolio turnover rate(5)	67	%(4)	188%	167%		155%	166%	182%

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017 and 2016 was $(0.03), $(0.04), $0.18, $0.25, $0.11 and $(0.01), respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$11.37		$11.01	$10.14	$10.17	$9.81	$9.62
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.02)		0.01	0.06	0.14	0.00 (8)	(0.04)
Net realized and
unrealized gain
on investments	0.48		0.71	1.06	0.39	0.46	0.31
Total from
investment operations	0.46		0.72	1.12	0.53	0.46	0.27
Less distributions:
From net
investment income	—		(0.10)	(0.17)	(0.43)	—	(0.08)
From net realized gains	—		(0.26)	(0.08)	(0.13)	(0.10)	—
Total dividends
and distributions	—		(0.36)	(0.25)	(0.56)	(0.10)	(0.08)
Net Asset Value,
end of period	$11.83		$11.37	$11.01	$10.14	$10.17	$9.81
Total Return	4.05	%(4)	6.55%	11.13%	5.27%	4.72%	2.86%

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$298,619		$236,865	$199,251		$134,923	$94,031	$112,947
Ratio of gross expenses
to average net assets:
Before expense
reimbursement/
recoupment	1.70	%(3)	1.74%	2.10	%(6)	2.19%	2.20%	2.37%
After expense
reimbursement/
recoupment	1.70	%(3)	1.74%	2.10	%(6)	2.20%	2.24%	2.36%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.15	%(3)	0.17%	0.49	%(6)	0.46%	0.50%	0.62%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short (after
expense reimbursement/
recoupment)	1.55	%(3)	1.57%	1.61	%(7)	1.74%	1.74%	1.74%
Ratio of net investment
income (loss) to
average net assets	(0.26	)%(3)	0.14%	0.52%		1.34%	(0.02)%	(0.46)%
Portfolio turnover rate(5)	147	%(4)	320%	238%		230%	283%	217%

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017 and 2016 was $(0.01), $0.03, $0.11, $0.19, $0.05 and $0.02, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(8)	Amount calculated is less than $(0.005).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
						For the
						Period from
	Six Months					March 22, 2017^
	Ended		Year Ended December 31,			through
	June 30,					December 31,
	2021		2020	2019	2018	2017
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$11.30		$10.97	$10.12	$10.16	$9.89
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.03)		(0.01)	0.03	0.11	(0.01)
Net realized and unrealized
gain on investments	0.47		0.70	1.05	0.39	0.38
Total from
investment operations	0.44		0.69	1.08	0.50	0.37
Less distributions:
From net investment income	—		(0.10)	(0.15)	(0.41)	—
From net realized gains	—		(0.26)	(0.08)	(0.13)	(0.10)
Total dividends
and distributions	—		(0.36)	(0.23)	(0.54)	(0.10)
Net Asset Value, end of period	$11.74		$11.30	$10.97	$10.12	$10.16
Total Return	3.89	%(4)	6.30%	10.73%	4.95%	3.77	%(4)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
							For the
							Period from
	Six Months						March 22, 2017^
	Ended		Year Ended December 31,				through
	June 30,						December 31,
	2021		2020	2019		2018	2017
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (in 000’s)	$29,967		$23,298	$19,352		$10,311	$5,558
Ratio of gross expenses
to average net assets:
Before expense recoupment	1.95	%(3)	1.99%	2.35	%(6)	2.44%	2.52	%(3)
After expense recoupment	1.95	%(3)	1.99%	2.35	%(6)	2.45%	2.54	%(3)
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.15	%(3)	0.17%	0.49	%(6)	0.46%	0.55	%(3)
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense on
securities sold short (after
expense recoupment)	1.80	%(3)	1.82%	1.86	%(7)	1.99%	1.99	%(3)
Ratio of net investment
income (loss) to
average net assets	(0.51	)%(3)	(0.11)%	0.27%		1.09%	(0.17	)%(3)
Portfolio turnover rate(5)	147	%(4)	320%	238%		230%	283	%(4)

(1)
Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities on securities sold short and legal expenses related to the settlement of an appraisal right for the six months ended June 30, 2021 and periods ended December 31, 2020, 2019, 2018 and 2017 was $(0.02), $0.01, $0.08, $0.16 and $0.03, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(7)	The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020		2019	2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.91		$10.46		$9.55	$10.00
Income from investment operations:
Net investment income (loss)(1)(2)	(0.01)		0.03		0.21	0.14
Net realized and unrealized
gains (loss) on investments	0.89		1.63		1.02	(0.43)
Total from investment operations	0.88		1.66		1.23	(0.29)
Less distributions:
From net investment income	—		(0.13)		(0.28)	(0.16)
From net realized gains	—		(0.08)		(0.04)	—
Total dividends and distributions	—		(0.21)		(0.32)	(0.16)
Net Asset Value, end of period	$12.79		$11.91		$10.46	$9.55
Total Return	7.04	%(4)	15.99	%(6)	12.87%	(2.93)%

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019	2018
	(Unaudited)
Supplemental data and ratios:
Net assets, end of period (000’s)	$13,081		$9,824	$4,698	$3,744
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.34	%(3)	5.44%	5.38%	6.24%
After expense reimbursement	2.36	%(3)	3.95%	1.88%	1.73%
Ratio of borrowing expense on securities
sold short and interest on securities
sold short and reverse repurchase
agreements to average net assets	0.72	%(3)	2.31%	0.24%	0.09%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold
short and interest on securities sold short
and reverse repurchase agreements
(after expense reimbursement)	1.64	%(3)	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets	(0.11	)%(3)	0.26%	2.02%	1.44%
Portfolio turnover rate(5)	118	%(4)	208%	106%	192%

(1)
Net investment income (loss) before borrowing expense on securities on securities sold short and interest on securities sold short and reverse repurchase agreements for the six months ended June 30, 2021 and years ended December 31, 2020, 2019 and 2018 was $0.04, $0.26, $0.23 and $0.15, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020		2019	2018
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$11.99		$10.43		$9.54	$10.00
Income from investment operations:
Net investment income (loss)(1)(2)	(0.02)		—	(7)	0.19	0.12
Net realized and unrealized
gain (loss) on investments	0.90		1.67		1.01	(0.44)
Total from investment operations	0.88		1.67		1.20	(0.32)
Less distributions:
From net investment income	—		(0.03)		(0.27)	(0.14)
From net realized gains	—		(0.08)		(0.04)	—
Total dividends and distributions	—		(0.11)		(0.31)	(0.14)
Net Asset Value, end of period	$12.87		$11.99		$10.43	$9.54
Total Return	6.91	%(4)	15.99	%(6)	12.60%	(3.23)%

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Credit Event Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2021		2020	2019	2018
	(Unaudited)
Supplemental data and ratios:
Net assets, end of period (000’s)	$500		$78	$463	$38
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.59	%(3)	5.69%	5.63%	6.56%
After expense reimbursement	2.61	%(3)	4.20%	2.13%	1.98%
Ratio of borrowing expense on securities
sold short and interest on securities
sold short and reverse repurchase
to average net assets	0.72	%(3)	2.31%	0.24%	0.09%
Ratio of operating expenses to average net assets
excluding borrowing expense on securities sold
short and interest on securities sold short
and reverse repurchase agreements
(after expense reimbursement)	1.89	%(3)	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets	(0.36	)%(3)	0.01%	1.77%	1.19%
Portfolio turnover rate(5)	118	%(4)	208%	106%	192%

(1)
Net investment income (loss) before borrowing expense on securities on securities sold short and interest on securities sold short and reverse repurchase agreements for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018 was $0.02, $0.23, $0.21 and $0.13, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

(6)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. At June 30, 2021, 85.3% of the shares outstanding of TMF’s Investor Class were owned by 6 omnibus accounts. At June 30, 2021, 76.6% of the shares outstanding of TMF’s Institutional Class were owned by 6 omnibus accounts.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), the first series within WCF, is a no-load, open-end, diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. The Investor Class inception date was March 22, 2017. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. WCM Alternatives: Credit Event Fund (“CEF”), the second series within WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class and Investor Class inception date was December 29, 2017. The investment objective of CEF is to seek attractive risk-adjusted returns independent of market cycles.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 1 — ORGANIZATION (continued)
Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return. At June 30, 2021, 90.8% of the shares outstanding of EDF’s Investor Class were owned by 3 omnibus accounts. At June 30, 2021, 98.1% of the shares outstanding of EDF’s Institutional Class were owned by 3 omnibus accounts. At June 30, 2021, 44.0% and 30.2% of the shares outstanding of CEF’s Investor Class were owned by 3 omnibus accounts and by affiliates of the Adviser, respectively. At June 30, 2021, 78.1% and 13.4% of the shares outstanding of CEF’s Institutional Class were owned by 4 omnibus accounts and by affiliates of the Adviser, respectively. At June 30, 2021, 8.9% and 47.0% of the shares outstanding of CEF’s Investor Class and CEF’s Institutional Class, respectively, were owned by affiliates of the Adviser through omnibus accounts or were directly held.

Each class of shares of TMF, EDF and CEF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
A.    Investment Valuation
Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Funds. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value. These securities are generally classified as Level 2 investments. During the reporting period ended June 30, 2021, CEF did not hold any reverse repurchase agreements. At June 30, 2021, the Funds had no open reverse repurchase agreements.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Funds may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2021. These assets and liabilities are measured on a recurring basis.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Merger Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,950,257,383	$17,721,315	$40,428,064	$3,008,406,762
Special Purpose
Acquisition Companies	414,561,158	8,806,394	7,506,115	430,873,667
Preferred Stocks	738,886	—	—	738,886
Contingent Value Rights	—	—	3,104,262	3,104,262
Rights	—	—	509,822	509,822
Warrants	10,547,421	230,460	237,060	11,014,941
Bank Loans	—	42,275,007	17,966,000	60,241,007
Convertible Bonds	—	4,814,425	—	4,814,425
Corporate Bonds	—	254,630,133	—	254,630,133
Purchased Option Contracts	1,319,841	—	—	1,319,841
Escrow Notes	—	210,015,645	116,165	210,131,810
Short-Term Investments	135,710,926	—	—	135,710,926
Investments Purchased
with the Cash Proceeds
from Securities Lending***	—	—	—	87,637,673
Other Investments
Unfunded Commitments****	—	—	—	—
Forward Currency
Exchange Contracts**	—	6,798,155	—	6,798,155
Total	$3,513,135,615	$545,291,534	$69,867,488	$4,215,932,310

Liabilities
Short Common Stocks*	$(25,923,422)	$—	$—	$(25,923,422)
Short Corporate Bonds	—	(6,398,167)	—	(6,398,167)
Short U.S. Government
Notes/Bonds	—	(487,243)	—	(487,243)
Other Investments
Written Option Contracts	(1,616,645)	(39,400)	—	(1,656,045)
Swap Contracts**	—	(158,221,169)	—	(158,221,169)
Total	$(27,540,067)	$(165,145,979)	$—	$(192,686,046)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Event-Driven Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$98,486,795	$1,533,330	$2,488,407	$102,508,532
Special Purpose
Acquisition Companies	121,019,803	5,704,661	1,316,492	128,040,956
Closed-End Funds	1,753,806	—	—	1,753,806
Preferred Stocks	1,734,013	—	—	1,734,013
Contingent Value Rights	274,124	—	353,174	627,298
Rights	—	—	190,221	190,221
Warrants	3,775,451	78,837	56,400	3,910,688
Bank Loans	—	10,979,106	1,191,000	12,170,106
Corporate Bonds	—	32,209,657	—	32,209,657
Purchased Option Contracts	717,086	—	—	717,086
Escrow Notes	—	16,017,329	2,597	16,019,926
Short-Term Investments	14,358,563	—	—	14,358,563
Other Investments
Unfunded Commitments****	—	—	—	—
Forward Currency
Exchange Contracts**	—	704,235	—	704,235
Swap Contracts**	—	2,288,083	—	2,288,083
Total	$242,119,641	$69,515,238	$5,598,291	$317,233,170

Liabilities
Short Common Stocks*	$(2,837,303)	$—	$—	$(2,837,303)
Other Investments
Written Option Contracts	(3,176,911)	(34,200)	—	(3,211,111)
Swap Contracts**	—	(1,229,416)	—	(1,229,416)
Total	$(6,014,214)	$(1,263,616)	$—	$(7,277,830)

WCM Alternatives: Credit Event Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$71,436	$—	$—	$71,436
Special Purpose
Acquisition Companies	3,747,142	326,047	31,668	4,104,857
Preferred Stocks	197,782	—	—	197,782
Warrants	154,081	2,497	—	156,578
Bank Loans	—	2,179,584	328,000	2,507,584
Convertible Bonds	—	538,945	—	538,945
Corporate Bonds	—	5,903,011	—	5,903,011
Escrow Notes	—	515,056	—	515,056
Short-Term Investments	328,835	—	—	328,835
Other Investments
Unfunded Commitments****	—	—	—	—
Forward Currency
Exchange Contracts**	—	21,974	—	21,974
Swap Contracts**	—	62,043	—	62,043
Total	$4,499,276	$9,549,157	$359,668	$14,408,101

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Credit Event Fund (continued)

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Other Investments
Swap Contracts**	$—	$(72,012)	$—	$(72,012)
Total	$—	$(72,012)	$—	$(72,012)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See footnote (l) for additional information regarding securities lending activity of TMF on the Schedule of Investments.

****
The Funds had unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $3,620,030, $889,380 and $173,000 for TMF, EDF and CEF, respectively. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Funds’ pricing procedures. At June 30, 2021, the value of these securities held by TMF, EDF and CEF were $69,867,488, $5,598,291, and $359,668, respectively (see footnote above regarding the Funds’ holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Merger Fund

		Special		Private
		Purpose		Investments							Unfunded
	Common	Acquisition		in Public	Contingent				Bank	Escrow	Commit-		Total
Description	Stocks	Companies		Equity	Value Rights	Rights	Warrants		Loan	Notes	ments		Investment
Balance as of
December 31, 2020	$33,291,832	$—		$14,122,852	$—	$—	$184,100	*	$17,966,000	$—	$—		$65,564,784
Purchases on Investments	45,977,398	—	**	—	—	—	—		—	—	—	***	45,977,398
(Sales) of Investments	(35,947,906)	—		(11,280,674)	—	—	—		—	—	—		(47,228,580)
Realized (Gain) Loss	3,307,813	—		8,570,984	—	—	—		—	—	—		11,878,797
Transfers Into Level 3	—	7,506,115		—	3,104,262	509,822	—		—	116,165	—		11,236,364
(Transfer Out) of Level 3	—	—		—	—	—	—		—	—	—		—
Change in Unrealized
Appreciation
(Depreciation)	(6,201,073)	—		(11,413,162)	—	—	52,960		—	—	—		(17,561,275)
Balance as of
June 30, 2021	$40,428,064	$7,506,115		$—	$3,104,262	$509,822	$237,060		$17,966,000	$116,165	$—	***	$69,867,488
Change in unrealized
appreciation
(depreciation)
during the period for
Level 3 investments
held at June 30, 2021	$(5,549,334)	$(1,285,971)		$—	$(507,863)	$1,792,616	$52,960		$—	$6,217	$—		$(5,491,375)
*	CEC Brands LLC warrant received as a result of a corporate action.
**	Amount less than $0.50.
***
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $3,620,030. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Event-Driven Fund

		Special		Private
		Purpose		Investments							Unfunded
	Common	Acquisition		in Public	Contingent				Bank	Escrow	Commit-		Total
Description	Stocks	Companies		Equity	Value Rights	Rights	Warrants		Loan	Notes	ments		Investment
Balance as of
December 31, 2020	$3,236,912	$—		$5,211,131	$—	$—	$43,800	*	$1,191,000	$—	$—		$9,682,843
Purchases on Investments	2,953,018	—	**	—	—	—	—		—	—	—	***	2,953,018
(Sales) of Investments	(3,495,157)	—		(4,280,162)	—	—	—		—	—	—		(7,775,319)
Realized (Gain) Loss	327,245	—		3,050,452	—	—	—		—	—	—		3,377,697
Transfers Into Level 3	—	1,316,492		—	353,174	190,221	—		—	2,597	—		1,862,484
(Transfer Out) of Level 3	—	—		—	—	—	—		—	—	—		—
Change in Unrealized
Appreciation
(Depreciation)	(533,611)	—		(3,981,421)	—	—	12,600		—	—	—		(4,502,432)
Balance as of
June 30, 2021	$2,488,407	$1,316,492		$—	$353,174	$190,221	$56,400		$1,191,000	$2,597	$—	***	$5,598,291
Change in unrealized
appreciation
(depreciation)
during the period for
Level 3 investments
held at June 30, 2021	$(464,611)	$(124,217)		$—	$(44,254)	$661,049	$12,600		$—	$144	$—		$40,711

*	CEC Brands LLC warrant received as a result of a corporate action.
**	Amount less than $0.50.
***
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $889,380. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Credit Event Fund
	Special		Private
	Purpose		Investments
	Acquisition		in Public	Bank	Unfunded		Total
Description	Companies		Equity	Loans	Commitments		Investment
Balance as of December 31, 2020	$—		$1,292,085	$328,000	$—		$1,620,085
Purchases on Investments	—	*	—	—	—	**	— *
(Sales) of Investments	—		(874,942)	—	—		(874,942)
Realized (Gain) Loss	—		704,942	—	—		704,942
Transfers Into Level 3	31,668		—	—	—		31,668
(Transfer Out) of Level 3	—		—	—	—		—
Change in Unrealized
Appreciation (Depreciation)	—		(1,122,085)	—	—		(1,122,085)
Balance as of June 30, 2021	$31,668		$—	$328,000	$—	**	$359,668
Change in unrealized appreciation
(depreciation) during the period for Level 3
investments held at June 30, 2021	$(2,599)		$—	$—	$—		$(2,599)

*	Amount less than $0.50.
**
The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of June 30, 2021 with a market value of $173,000. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by TMF, EDF and CEF at June 30, 2021 totals $(17,561,275), $(4,502,432) and $(1,122,085), respectively.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2021 for TMF, EDF and CEF are as follows:

The Merger Fund
	Fair Value at		Valuation	Unobservable	Input Values
Description	June 30, 2021		Technique	Input	(Ranges)
Special Purpose			Projected Final	Value of Final
Acquisition Company	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01
Unfunded Commitments	$1,394,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$1,616,030	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$610,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
			Projected Final	Value of Final
Warrant	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of June 30, 2021.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
WCM Alternatives: Event-Driven Fund

	Fair Value at		Valuation	Unobservable	Input Values
Description	June 30, 2021		Technique	Input	(Ranges)
Special Purpose			Projected Final	Value of Final
Acquisition Company	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01
Unfunded Commitments	$270,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$119,380	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$500,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
			Projected Final	Value of Final
Warrant	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01

WCM Alternatives: Credit Event Fund

	Fair Value at		Valuation	Unobservable	Input Values
Description	June 30, 2021		Technique	Input	(Ranges)
Special Purpose			Projected Final	Value of Final
Acquisition Company	$—	*	Exercise Price**	Exercise Price	$0.00-$0.01
Unfunded Commitments	$23,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$100,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$50,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of June 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At June 30, 2021, the net value of these securities for TMF, EDF and CEF were $69,867,488, $5,598,291 and $359,668, respectively. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

B.    Federal Income Taxes
No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2021, TMF’s and EDF’s open Federal and New York tax years include the tax years

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
ended December 31, 2017 through December 31, 2020. As of June 30, 2021, CEF’s open Federal and New York tax years include the tax years ended December 31, 2018 through December 31, 2020. The Funds have no tax examination in progress.

C.    Transactions with Brokers
The Funds’ deposits at brokers for securities sold short and deposits at brokers for other investments are with two securities dealers. The Funds are required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statements of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments. A Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities.

D.    Securities Sold Short
The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statements of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.    Written Option Contracts
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.    Purchased Option Contracts
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
equal to the premiums paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.    Forward Currency Exchange Contracts
The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. TMF and EDF use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.    Equity Swap Contracts
The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds entered into long and/or short equity swap contracts with multiple broker-dealers.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate plus an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR and/or the U.S. Federal Funds Effective Rate less an agreed upon spread (refer to the Schedules of Investments for further disclosure of the contracts’ financing rates).

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. The Funds or the Funds’ counterparty, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Equity swap contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

I.     Reverse Repurchase Agreements
CEF may enter into reverse repurchase agreements. In a reverse repurchase agreement, CEF sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. CEF will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments, at value on the Statements of Assets and Liabilities and are noted on CEF’s Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest payable for reverse repurchase agreements on the Statements of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest expense on reverse repurchase agreements on the Statements of Operations. Refer to Note 2 P. for counterparty risk disclosure.

J.    Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of each Fund’s fiscal year.

K.    Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

L.    Foreign Currency Transactions
The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency, if any, held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities.

M.    Cash and Cash Equivalents
The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

N.    Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

O.    Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method utilizing call features. At June 30, 2021, expenses include $218,739, $199,403 and $38,711 of borrowing expenses on securities sold short for TMF, EDF and CEF, respectively. At June 30, 2021, expenses include $245,499, $23,394 and $5,114 of dividends and interest on securities sold short for TMF, EDF and CEF, respectively. At June 30, 2021, there were no interest expenses

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
on reverse repurchase agreements for CEF as the Fund did not hold any reverse repurchase agreements during the reporting period.

P.    Counterparty Risk
The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. The counterparty risk for reverse repurchase agreements is failure of a counterparty to return the security and any net unrealized appreciation. The Fund may also have difficulty replacing the security the counterparty failed to return. Written and purchased options sold on an exchange expose the Funds to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.    The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Funds’ counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statements of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

R.    Derivatives
The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. There is risk that adverse price movements in a derivative instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited).

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the period ended June 30, 2021, each Fund’s monthly average quantity and notional value are described below:

The Merger Fund
	Monthly Average		Monthly Average
	Quantity		Notional Value
Purchased Option Contracts	19,170		$231,521,272
Written Option Contracts	28,516		$303,430,219
Forward Currency Exchange Contracts	13		$405,266,530
Long Total Return Swap Contracts	63,015,394		$426,686,334
Short Total Return Swap Contracts	11,386,346		$1,147,778,221

WCM Alternatives: Event-Driven Fund
	Monthly Average		Monthly Average
	Quantity		Notional Value
Purchased Option Contracts	21,256		$74,712,925
Written Option Contracts	21,152		$78,279,098
Forward Currency Exchange Contracts	16		$40,381,882
Long Total Return Swap Contracts	7,893,481		$194,468,482
Short Total Return Swap Contracts	1,197,301		$89,680,401

WCM Alternatives: Credit Event Fund
	Monthly Average		Monthly Average
	Quantity		Notional Value
Purchased Option Contracts	2		$6,563
Forward Currency Exchange Contracts	—	*	$130,857
Long Total Return Swap Contracts	386,492		$4,319,732

*	Average calculates to less than one contract.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2021 are described below:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contacts	Investments	$1,319,841
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	6,798,155
Total		$8,117,996

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contacts	Investments	$717,086
Swap Contracts	Receivables	2,288,083
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	704,235
Total		$3,709,404

WCM Alternatives: Credit-Event Fund
Equity Contracts:
Swap Contracts	Receivables	$62,043
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	21,974
Total		$84,017

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Written Option Contacts	Written Option Contracts	$1,656,045
Swap Contracts	Payables	158,221,169
Total		$159,877,214

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contacts	Written Option Contracts	$3,211,111
Swap Contracts	Payables	1,229,416
Total		$4,440,527

WCM Alternatives: Credit-Event Fund
Equity Contracts:
Swap Contracts	Payables	$72,012
Total		$72,012

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2021 are described below:

Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(18,501,786)	$5,880,098	$—	$(76,807,343)	$(89,429,031)
Foreign Exchange
Contracts	—	—	(9,709,075)	—	(9,709,075)
Total	$(18,501,786)	$5,880,098	$(9,709,075)	$(76,807,343)	$(99,138,106)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(2,487,757)	$927,915	$—	$13,504,844	$11,945,002
Foreign Exchange
Contracts	—	—	(387,392)	—	(387,392)
Total	$(2,487,757)	$927,915	$(387,392)	$13,504,844	$11,557,610

WCM Alternatives:
Credit Event Fund
Equity Contracts	$5,871	$931	$—	$705,109	$711,911
Foreign Exchange
Contracts	—	—	—	—	—
Total	$5,871	$931	$—	$705,109	$711,911

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$1,141,316	$1,885,298	$—	$(103,454,531)	$(100,427,917)
Foreign Exchange
Futures Contracts	—	—	15,783,914	—	15,783,914
Total	$1,141,316	$1,885,298	$15,783,914	$(103,454,531)	$(84,644,003)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$285,883	$1,962,422	$—	$(3,877,278)	$(1,628,973)
Foreign Exchange
Futures Contracts	—	—	1,852,965	—	1,852,965
Total	$285,883	$1,962,422	$1,852,965	$(3,877,278)	$223,992

WCM Alternatives:
Credit Event Fund
Equity Contracts		$1,920	$—	$(370,316)	$(368,396)
Foreign Exchange
Contracts		—	21,974	—	21,974
Total		$1,920	$21,974	$(370,316)	$(346,422)

**	The amounts disclosed are included in net change in unrealized appreciation (depreciation) on investments.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
S.    LIBOR
The London Interbank Offered Rate, or “LIBOR,” is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. The terms of many investments, financings or other transactions to which the Funds may have exposure have been historically tied to LIBOR. LIBOR may be a significant factor in determining the Funds’ payment obligations under a derivative investment, the cost of financing to the Funds or an investment’s value or return to the Funds, and may be used in other ways that affect the Funds’ investment performance.

The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain investments of the Funds’ portfolio.

In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. However, there are obstacles to converting certain securities and transactions to a new reference rate. Transition planning is not yet complete, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Funds and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor)

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform. All of the aforementioned may adversely affect the Funds’ performance or NAV. Refer to Note 2 A. for a pricing description.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

Note 3 — AGREEMENTS
The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and pursuant to an investment advisory agreement between WCF, with respect to EDF and CEF, and the Adviser dated as of November 13, 2017 (the “EDF and CEF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets. The Adviser has agreed until April 30, 2022 to reduce its advisory fee so that the advisory fee will be: (i) 1.00% of the first $2.0 billion in average daily net assets of TMF and (ii) 0.93% on average daily net assets above $2.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2021 were $684,935.

Under the terms of the EDF and CEF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets and 1.00% of CEF’s average daily net assets. The Adviser contractually agreed until April 30, 2022 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.57% for Institutional Class shares and 1.82% for Investor Class shares (the “EDF Expense Limitation Agreement”). The Advisor has contractually agreed until April 30, 2022 to waive its investment advisory fee and to reimburse CEF for other ordinary operating expenses to the extent necessary to limit

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 3 — AGREEMENTS (continued)
ordinary operating expenses to an amount not to exceed 1.64% for Institutional Class shares and 1.89% for Investor Class shares (the “CEF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF or CEF and/or reimburses EDF or CEF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2021 the Adviser did not waive and/or reimburse any advisory fees and other expenses to EDF and for the six months ended June 30, 2021, the Adviser waived and reimbursed $59,919 of advisory fees and other expenses to CEF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF and CEF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

WCM Alternatives: Credit Event Fund

Year of Expiration	Potential Recovery
12/31/2021	$173,278
12/31/2022	$144,336
12/31/2023	$113,584
12/31/2024	$ 59,919

As of June 30, 2021, the Adviser had no potential recovery available for EDF.

Each of the TMF Fee Waiver Agreement, the EDF Expense Limitation Agreement and the CEF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator,

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 3 — AGREEMENTS (continued)
accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
The Merger Fund
Investor Class	Shares	Amount	Shares	Amount
Issued	9,722,026	$171,931,311	17,768,369	$305,695,048
Issued as reinvestment
of dividends	—	—	1,457,482	25,433,061
Redeemed	(6,440,986)	(113,991,294)	(26,475,285)	(452,309,136)
Net Increase (Decrease)	3,281,040	$57,940,017	(7,249,434)	$(121,181,027)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued	51,618,332	$909,889,999	69,253,486	$1,191,976,761
Issued as reinvestment
of dividends	—	—	4,305,832	74,792,304
Redeemed	(20,798,296)	(365,987,148)	(43,764,553)	(747,728,531)
Net Increase	30,820,036	$543,902,851	29,794,765	$519,040,534

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
WCM Alternatives:
Event-Driven Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	636,538	$7,494,567	1,079,626	$11,268,125
Issued as reinvestment
of dividends	—	—	63,464	719,688
Redeemed	(145,794)	(1,708,283)	(845,809)	(8,719,905)
Net Increase	490,744	$5,786,284	297,281	$3,267,908

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued	5,531,456	$65,565,167	7,579,921	$80,709,600
Issued as reinvestment
of dividends	—	—	634,485	7,239,470
Redeemed	(1,114,478)	(13,161,806)	(5,483,858)	(56,248,350)
Net Increase	4,416,978	$52,403,361	2,730,548	$31,700,720

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)
WCM Alternatives:	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Credit Event Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	35,464	$456,953	12,724	$134,934
Issued as reinvestment
of dividends	—	—	45	550
Redeemed	(3,139)	(40,254)	(50,652)	(462,516)
Net Increase (Decrease)	32,325	$416,699	(37,883)	$(327,032)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020

Institutional Class	Shares	Amount	Shares	Amount
Issued	243,488	$3,075,619	482,555	$5,068,419
Issued as reinvestment
of dividends	—	—	14,450	173,397
Redeemed	(45,535)	(585,872)	(120,974)	(1,225,469)
Net Increase	197,953	$2,489,747	376,031	$4,016,347

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
TMF’s purchases and sales of securities for the six months ended June 30, 2021 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $3,293,899,233 and $2,216,017,242, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2021 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $420,598,558 and $374,490,911, respectively. CEF’s purchases and sales of securities for the six months ended June 30, 2021 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) in the aggregate were $18,532,668 and $14,227,039, respectively. There were no purchases or sales of long-term U.S. Government securities by the Funds.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
At December 31, 2020, the components of accumulated earnings gains (losses) on a tax basis were as follows:

		WCM Alternatives:	WCM Alternatives:
	The Merger Fund	Event-Driven Fund	Credit Event Fund
Cost of investments*	$2,950,954,293	$188,616,726	$9,002,998
Gross unrealized appreciation	216,717,350	20,465,861	1,463,265
Gross unrealized depreciation	(57,720,777)	(12,695,920)	(977,897)
Net unrealized appreciation	$158,996,573	$7,769,941	$485,368
Undistributed ordinary income	—	13,037,575	696,614
Undistributed long-term capital gain	10,663,741	—	28,060
Total distributable earnings	$10,663,741	$13,037,575	$724,674
Other accumulated losses	(33,848,680)	(1,301,094)	(419)
Total accumulated gains	$135,811,634	$19,506,422	$1,209,623

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, constructive sales, PFIC mark to market, and unsettled short losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment and equalization. Equalization adjustments resulted primarily from the utilization of earnings and profits on shareholder redemptions. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
The Merger Fund	$(18,098,457)	$18,098,457
WCM Alternatives: Event-Driven Fund	$172,540	$(172,540)
WCM Alternatives: Credit Event Fund	$—	$—

The tax components of dividends paid during the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	The Merger Fund		WCM Alternatives: Event-Driven Fund		WCM Alternatives: Credit Event Fund
Investor Class	2021	2020	2021	2020	2021	2020
Ordinary Income	$—	$29,676,187	$—	$416,620	$—	$423
Long-Term Capital Gains	—	—	—	304,459	—	280
Total Distributions Paid	$—	$29,676,187	$—	$721,079	$—	$703

Institutional Class
Ordinary Income	$—	$94,593,221	$—	$4,183,256	$—	$138,428
Long-Term Capital Gains	—	—	—	3,057,058	—	34,969
Total Distributions Paid	$—	$94,593,221	$—	$7,240,314	$—	$173,397

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2020.

As of December 31, 2020, TMF had no post-October and $30,067,004 of late-year losses. As of December 31, 2020, CEF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2020, EDF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2020, TMF had no short-term or long-term capital loss carryover. As of December 31, 2020, EDF had no short-term or long-term capital loss carryover. As of December 31, 2020, CEF had no short-term or long-term capital loss carryover.

Note 6 — DISTRIBUTION PLAN
TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. CEF has adopted a Plan of Distribution (the “CEF Plan” and together with the TMF Plan and EDF Plan, the “Plans”) dated October 31, 2017, pursuant to Rule 12b-1 under the 1940 Act that applies to CEF’s Investor Class shares. Under each Plan, a Fund may pay the Fund’s distributor for certain of the distribution and shareholder service expenses associated with the Fund’s Investor Class shares, as well as to reimburse the distributor for payments made to any broker-dealer or other financial intermediary with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares, or any other qualified financial services firm, to compensate those broker-dealers, intermediaries or firms for distribution and/or shareholder-related services with respect to the Fund’s Investor Class shares held or purchased by their respective customers or in connection with the purchase of the Fund’s Investor Class shares attributable to their efforts. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2021, TMF incurred $1,202,871 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. For the six months ended June 30, 2021, EDF incurred $32,704

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 6 — DISTRIBUTION PLAN (continued)
pursuant to the EDF Plan in respect of EDF’s Investor Class shares. For the six months ended June 30, 2021, CEF incurred $373 pursuant to the CEF Plan in respect of CEF’s Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 7 — OFFSETTING ASSETS AND LIABILITIES
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
The Merger Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$2,197,796	$1,154	$2,196,642	$—	$—	$2,196,642
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	4,611,264	9,751	4,601,513	—	—	4,601,513
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	12,396,240	12,396,240	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	3,969,901	3,969,901	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	5,720,286	5,720,286	—	—	—	—
	$28,895,487	$22,097,332	$6,798,155	$—	$—	$6,798,155
Liabilities:
Description
Written Option
Contracts**	$1,656,045	$—	$1,656,045	$—	$1,656,045	$—
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	1,154	1,154	—	—	—	—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	9,751	9,751	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	81,774,756	12,396,240	69,378,516	—	69,378,516	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	53,615,732	3,969,901	49,645,831	—	49,645,831	—
Swap Contracts —
Goldman,
Sachs & Co.	44,917,108	5,720,286	39,196,822	—	39,196,822	—
	$181,974,546	$22,097,332	$159,877,214	$—	$159,877,214	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Event-Driven Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$308,302	$88	$308,214	$—	$—	$308,214
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	396,605	584	396,021	—	—	396,021
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	5,040,412	5,040,412	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	3,156,203	2,310,914	845,289	—	—	845,289
Swap Contracts —
Goldman,
Sachs & Co.	7,910,649	6,467,855	1,442,794	—	—	1,442,794
	$16,812,171	$13,819,853	$2,992,318	$—	$—	$2,992,318
Liabilities:
Description
Written Option Contracts**
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	$2,915,967	$—	$2,915,967	$—	$2,915,967	$—
Written Option
Contracts**
Bank of America
Merrill Lynch
& Co., Inc.	295,144	—	295,144	—	295,144	—
Forward Currency
Exchange Contracts —
JP Morgan Chase
& Co., Inc.	88	88	—	—	—	—
Forward Currency
Exchange Contracts —
Goldman,
Sachs & Co.	584	584	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	6,269,828	5,040,412	1,229,416	—	1,229,416	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	2,310,914	2,310,914	—	—	—	—
Swap Contracts —
Goldman,
Sachs & Co.	6,467,855	6,467,855	—	—	—	—
	$18,260,380	$13,819,853	$4,440,527	$—	$4,440,527	$—

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Credit Event Fund
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	in the	in the
	Amounts of	Statement	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange
Contracts —
JP Morgan
Chase
& Co., Inc.	$21,974	$—	$21,974	$—	$—	$21,974
Swap
Contracts —
JPMorgan
Chase
& Co., Inc.	62,043	—	62,043	—	—	62,043
Swap
Contracts —
Goldman,
Sachs & Co.	36,369	36,369	—	—	—	—
	$120,386	$36,369	$84,017	$—	$—	$84,017
Liabilities:
Description
Swap
Contracts —
Goldman,
Sachs & Co.	$108,381	$36,369	$72,012	$—	$72,012	$—
	$108,381	$36,369	$72,012	$—	$72,012	$—
*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	JPMorgan Chase & Co., Inc. is the prime broker for all written option contracts held by TMF as of June 30, 2021. EDF written options are disclosed by counterparty in the table above.

Note 8 — SECURITIES LENDING
Effective November 13, 2018, TMF became authorized to engage in securities lending in order to generate additional income. TMF is able to lend to approved borrowers. TMF’s custodian, U.S. Bank N.A. serves as the lending agent for TMF, pursuant to a Securities Lending Agreement (the “Securities Lending Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Mount Vernon Liquid Assets Portfolio, LLC. TMF retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 8 — SECURITIES LENDING (continued)
borrower to TMF). Upon termination of a loan, TMF is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by TMF or the borrower at any time.

The net income earned on securities lending (after payment of rebates and U.S Bank N.A.’s fee) is included on the Statements of Operations as Securities lending income (net). TMF also received payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agreement, U.S Bank N.A. marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loaned securities that are non-U.S. securities), U.S. Bank N.A. requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the Schedule of Investments. At June 30, 2021, the value of outstanding securities on loan and the value of collateral investment were as follows:

The Merger Fund
	Value of		Total value
	Securities	Cash Collateral	of Collateral
	on Loan	Posted by Borrower	Investments
Mount Vernon Liquid Asset Portfolio, LLC*	$85,207,760	$87,637,673	$87,637,673

*	Please refer to the Schedule of Investments to view classification as this instrument is classified as a short-term fund and is not a registered money market fund.

TMF bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, TMF may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, TMF may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 8 — SECURITIES LENDING (continued)
TMF is not subject to a master netting agreement with respect to securities lending.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, U.S Bank N.A. has agreed to indemnify TMF from losses resulting from a borrower’s failure to return a loaned security.

Note 9 — COVID-19
During the period, a respiratory disease caused by a novel coronavirus designated as COVID-19 continued to spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. These impacts also have caused, and may continue to contribute to, significant market volatility, exchange trading suspensions and closures, and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic and its effects may last for an extended period of time, and could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Health crises caused by the outbreak of COVID-19 (or similar outbreaks of infectious disease) and governmental responses thereto may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of the COVID-19 outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, the economies of individual countries, and the financial performance of individual companies, sectors, industries, asset classes, and markets in significant and unforeseen ways. Any such impact could adversely affect the value and liquidity of a Fund’s investments, limit severely the Fund’s investment opportunity set, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. In addition, the outbreak of COVID-19 or similar infectious diseases, and measures taken to mitigate their effects, could result in disruptions to the services provided to the Funds by its service providers, leading to operational delays and failures and additional investment losses. Issues arising out of or related to this recent health crisis and governmental and business responses thereto may cause one or more events in which the Funds have invested to fail to close or occur as expected by the Adviser, leading to a Fund experiencing investment losses.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 10 — REGULATORY UPDATES
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Funds’ performance and increase costs related to the Funds’ use of derivatives.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022.  Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”.  These regulatory changes may limit a Funds’ ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.  Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The Merger Fund and Westchester Capital Funds
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2021 (Unaudited)

Note 11 — SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On February 1, 2021 Westchester Capital Management, LLC, investment adviser of the Funds, and Virtus Investment Partners, Inc. (“Virtus”) entered into an agreement pursuant to which Virtus will acquire Westchester Capital Management, LLC, (the “Acquisition”), subject to a number of conditions. The closing of the Acquisition is expected to result in the termination of the investment advisory agreements of the Funds. Under the terms of the Acquisition, among other matters, it is intended that a wholly-owned subsidiary of Virtus, Virtus Investment Advisers, Inc., will become the investment adviser to the Funds and Westchester Capital Management, LLC will serve as sub-adviser to the Funds. The Boards of Trustees of the Funds have approved new investment advisory and sub-advisory agreements for the Funds and have nominated new members to the Boards of Trustees to be effective as of the closing of the Acquisition. Shareholders of the Funds have also been asked to approve the new investment advisory and sub-advisory agreements for the Funds and to elect new members to the Boards of Trustees. The proposals were presented at a special shareholder meeting on July 9, 2021 and subsequent adjournments. The Acquisition is expected to close in the second half of 2021, subject to a number of conditions. Messrs. Behren and Shannon with respect to all the Funds and Mr. Tan with respect to WCM Alternatives: Credit Event Fund, are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the Acquisition. It is not anticipated that there will be any changes to the Funds’ investment objectives or principal investment strategies as a result of the Acquisition.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Compass Distributors, LLC (“Compass”), the Funds’ distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Compass will remain the Funds’ distributor at the close of the transaction, if the Acquisition has not yet occurred.

As of July 19, 2021, CaSaundra Wu has replaced Bruce Rubin as Chief Compliance Officer of the Funds. Mr. Rubin formerly served as Vice President and Chief Compliance Officer of the Funds. These changes were approved by the Board on July 19, 2021.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees (the “Board”) of each of The Merger Fund, The Merger Fund VL and Westchester Capital Funds (collectively, the “Trusts” and The Merger Fund, The Merger Fund VL and the series of Westchester Capital Funds, WCM Alternatives: Event-Driven Fund and WCM Alternatives: Credit Event Fund, collectively, the “Funds”), including a majority of the Trustees who are not “interested persons” (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”), held a special Board meeting on April 29, 2021 for the purpose of considering certain proposals related to Virtus Investment Partners, Inc.’s (“Virtus”) definitive agreement to acquire Westchester Capital Management, LLC (“WCM”), subject to various conditions (the “Acquisition”).  These proposals included consideration of the approval of a New Advisory Agreement between each Fund and Virtus Investment Advisers, Inc. (“VIA”) and a New Sub-Advisory Agreement among each Fund, VIA and WCM (collectively, the “Proposed Agreements”), which would become effective upon the closing of the Acquisition, subject to Board and shareholder approval.

Review Process
Prior to the public announcement of the proposed Acquisition representatives of WCM and Virtus discussed the proposed Acquisition and its impact on the Funds with the Independent Trustees of the Funds and their independent legal counsel. The Independent Trustees were advised that the proposed Acquisition, if completed, would constitute a change of control under the 1940 Act, that would result in the termination of the Funds’ current advisory agreements with WCM. The Independent Trustees also were advised that, following the proposed Acquisition, it was proposed that each Fund enter into a New Advisory Agreement between the Fund and VIA and a New Sub-Advisory Agreement among the Fund, VIA and WCM.

The 1940 Act requires that the Board request and evaluate, and that VIA and WCM furnish, such information as may reasonably be necessary to evaluate the terms of the Proposed Agreements. The Independent Trustees began their formal review process in December 2020 by preparing an extensive information request letter (the “Request for Information”), which sought a wide range of information the Independent Trustees believed would be necessary to evaluate the proposed Acquisition and its potential implications for the Funds and their shareholders, VIA, WCM and the terms of the Proposed Agreements. The Independent Trustees were assisted in preparing the Request for Information by their independent legal counsel.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

During a regular Board meeting held on January 16, 2021, the President and Chief Executive Officer of Virtus provided the Independent Trustees with an overview of the proposed Acquisition and Virtus’ operations and capabilities.

On January 21, 2021, Virtus provided its initial response to the Request for Information (the “Initial Response”). On February 3, 2021, the Independent Trustees met with their counsel to discuss the Initial Response. Following that meeting, the Independent Trustees sought additional information from Virtus regarding the proposed Acquisition and its potential implications for the Funds and their shareholders (the “Supplemental Request for Information”). On March 1, 2021, Virtus provided an updated response to the Request for Information and the Supplemental Request for Information (the “Updated Response”). On March 8, 2021, the Independent Trustees met with their counsel to discuss the Updated Response. Following that meeting, counsel to the Independent Trustees sent Virtus a list of additional items about which the Independent Trustees desired additional information (the “List of Additional Items”). On March 10, 2021, Virtus provided responses to the List of Additional Items (the “Supplemental Response”). On March 15, 2021, the Independent Trustees met with their counsel to discuss the Supplemental Response. On March 17, 2021, counsel to the Independent Trustees sent Virtus and WCM proposed topics that the Independent Trustees wanted to be discussed (“Meeting Topics”) at an upcoming special Board meeting.

In connection with the proposed Acquisition and their consideration of the Proposed Agreements, the Board and the Independent Trustees met with senior representatives of Virtus and WCM at a special Board meeting held on March 24, 2021 to discuss the proposed Acquisition and its expected implications for the Funds and their shareholders and any remaining matters concerning the Initial Response, the Updated Response and the Supplemental Response. During that meeting, senior management of Virtus discussed Virtus’s and its affiliates’ operations and personnel and responded to questions from the Board and the Independent Trustees. Representatives of Virtus and WCM also discussed the Meeting Topics with the Board and the Independent Trustees. Virtus agreed to look into certain items raised during that meeting and provide additional information to the Board and the Independent Trustees.

On April 16, 2021, the Lead Independent Trustee of the Funds met via video conference with the Independent Chair of the Virtus Funds’ Board during which they discussed, among other topics, the organization of the Board and its standing committees, the experience and skills of the members of the Virtus Funds’ Board, and the Virtus Funds’ Board’s oversight of the Funds and their service providers.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

On March 26, 2021, the Independent Trustees met with their counsel to review the discussions that had occurred during the March 24, 2021 special Board meeting. Following that meeting, counsel to the Independent Trustees sent Virtus a list of open items, which included certain items that had been raised during the March 24th special Board meeting. On April 7, 2021, Virtus provided information in response to the list of open items. On April 9, 2021, the Independent Trustees met with their counsel to discuss Virtus’s responses to the list of open items.

At a special Board meeting held on April 29, 2021, the Board, including a majority of the Independent Trustees, approved a New Advisory Agreement between each Fund and VIA and a New Sub-Advisory Agreement among each Fund, VIA and WCM. The Board also approved interim advisory agreements (each, an “Interim Advisory Agreement” and together, the “Interim Agreements”) between each Fund and WCM.

The Independent Trustees’ deliberations were made separately in respect of each Fund.  Throughout their review process, the Independent Trustees were advised by their counsel and they also discussed their obligations with respect to the entering into of the Proposed Agreements and Interim Agreements in private sessions with their counsel. Prior to voting, the Independent Trustees received a memorandum from their counsel discussing the legal standards for their consideration of the Proposed Agreements and the Interim Agreements. The Independent Trustees and the Board, in determining to approve the entering into of the Proposed Agreements and Interim Agreements, did not identify any particular factor that was all-important or controlling, and each Trustee attributed different weights to the various factors.

Materials Reviewed
During the course of each year, the Board and the Independent Trustees receive a wide variety of materials relating to the services provided by WCM, including, but not limited to, reports on: each Fund’s investment results; portfolio construction; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by WCM to the Funds.

In addition, the Board’s evaluation of the Proposed Agreements and Interim Agreements included consideration of the information provided in response to the Board’s information requests and in meetings with representatives of Virtus and the Virtus Funds as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current investment advisory agreements with WCM at a meeting held on October 29, 2020.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

In the course of their deliberations regarding the Proposed Agreements and the Interim Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by VIA, its affiliates and WCM, including the personnel who would be providing such services; Virtus’s financial condition; the proposed advisory and sub-advisory fees to be paid to VIA and WCM, respectively; the anticipated profitability of the Funds to VIA and its affiliates; the direct and indirect benefits, if any, to be derived by VIA and its affiliates from their relationship with the Funds; and the effect of each Fund’s projected growth and size on such Fund’s performance and expenses.

The following summary describes some, but not all, of the factors considered by the Board and the Independent Trustees in evaluating the Proposed Agreements and the Interim Agreements.

Evaluation of the Proposed Agreements and the Interim Agreements
In evaluating the approval of the entering into of the Proposed Agreements and the Interim Agreements, the Board and the Independent Trustees also considered the following matters:

1.	Virtus’s and its affiliates’ reputation, experience, financial condition and resources;

2.	Virtus is a public company with a demonstrated track record and business model of successfully acquiring and integrating boutique asset managers;

3.	Virtus’s compliance history reflects a strong commitment to regulatory compliance;

4.
Virtus uses well regarded service providers to service the Virtus Funds and intends to transition the Funds to those service providers in the ordinary course following the closing of the proposed Acquisition;

5.	Virtus is expected to bring organizational breadth, depth and additional oversight to the Funds;

6.
Virtus is expected to bring a well-developed structure, experienced professionals and other resources to provide enhanced levels of oversight of investment processes and performance, and compliance and controls, including financial controls;

7.
The proposed Acquisition is expected to provide for the continuity of portfolio management for a period of at least five years following the closing of the proposed Acquisition via employment contracts with Messrs. Behren and Shannon, current portfolio managers to the Funds;

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

8.
Virtus is expected to bring enhanced access to distribution and stronger leverage with top distributors, which is expected to benefit the Funds in the increasingly competitive environment for access to distribution channels, and potentially lower costs for certain services;

9.	Virtus’s operating model contemplates preserving the investment autonomy of WCM;

10.	Virtus and WCM have committed to maintaining the nature, quality and extent of services to be provided to the Funds following the closing of the proposed Acquisition;

11.
WCM’s expectation and stated intention is to continue to manage the Funds in accordance with each Fund’s current investment objective and principal investment strategies for the foreseeable future; and

12.
Virtus is agreeing to maintain the Funds’ current contractual advisory fees and to maintain the Funds’ existing waivers and/or expense limitations for at least two years after the closing of the proposed Acquisition, which would benefit the Funds in the event their assets were to decline in the future, and Virtus has stated that its past practice has been to continue to maintain those waivers and/or expense limitations beyond the expiration of the two-year period.

Nature, Extent and Quality of the Services under the Proposed Agreements and the Interim Agreements
In considering the nature, extent, and quality of the services to be provided to the Funds by VIA and WCM under the Proposed Agreements and the Interim Agreements, as applicable, the Board and the Independent Trustees took into account information relating to VIA’s and WCM’s operations and personnel. The Board and the Independent Trustees considered information provided by Virtus regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition. The Board and the Independent Trustees considered the expected impact, if any, of the proposed Acquisition on the operations, organization and personnel of WCM, and that Virtus and WCM have advised the Board and Independent Trustees that, following the closing of the proposed Acquisition, there is not expected to be any diminution in the nature, quality and extent of services provided to the Funds and their shareholders. The Board and the Independent Trustees considered the investment strategies WCM uses in managing the Funds and the performance of the Funds under WCM’s management. The Board and the Independent Trustees noted that the

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

Funds’ current portfolio managers are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the proposed Acquisition. In this regard, the Board and the Independent Trustees took into account that Virtus intended to enter into employment contracts with Messrs. Behren and Shannon which would become effective following the closing of the proposed Acquisition and would have a term of five years. The Board and the Independent Trustees also took into account, as applicable, the benefits from the enhanced resources that VIA and Virtus Fund Services, LLC (“VFS”) would bring to WCM and the Funds, as well as the benefits to WCM and each Fund of being part of a larger combined organization with greater financial resources. The Board and the Independent Trustees also considered information regarding the financial condition of Virtus, its experience as a fund sponsor and manager, strong client service capabilities, and relationships in the asset management industry.

In considering the management style and investment strategies that WCM would continue to use in managing the Funds, the Board and the Independent Trustees took into consideration certain comparative performance information for the Funds that was received in connection with the Funds’ most recent annual contract renewal. The Board and the Independent Trustees took into account that it is not anticipated that there will be any changes to the Funds’ investment objectives or principal investment strategies as a result of the proposed Acquisition. Given that the Funds’ current portfolio managers are expected to continue to be responsible for the day-to-day portfolio management of the Funds after the closing of the proposed Acquisition and that no changes to the Funds’ investment objectives or principal investment strategies are anticipated as a result of the proposed Acquisition, the Board determined that it was appropriate to consider certain comparative performance information that the Board had received in connection with the Funds’ most recent annual contract renewal in evaluating the quality of services to be provided to the Funds and their shareholders after the closing of the proposed Acquisition. That comparative performance information indicated, among other things, that: (1) The Merger Fund (net of expenses) ranked in the first quartile of its peer group for each of the one-, three-, five- and ten-year periods ended August 31, 2020, (2) The Merger Fund VL (net of expenses) ranked in the first quartile of its peer group over the one-, three-, five- and ten-year periods ended August 31, 2020, (3) the Event-Driven Fund (net of expenses) ranked in the fourth quartile of its peer group for the one-, three- and five-year periods ended August 31, 2020, and (4) the Credit Event Fund (net of expenses) ranked in the third

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

quartile of its peer group for the one-year period ended August 31, 2020. In considering the relative underperformance of the Event-Driven Fund, the Board considered WCM’s explanations for that relative underperformance as well as WCM’s longer-term track record in merger arbitrage and event-driven investing generally. In evaluating the foregoing comparative performance information, the Board and the Independent Trustees considered the limited number of close peers for each Fund, especially for periods of five years or longer (where applicable). The Board and Independent Trustees concluded that each Fund’s performance supported approval of the entering into of the Proposed Agreements and the Interim Agreements. The Board and the Independent Trustees considered the extensive oversight capabilities and resources that VIA would bring to the portfolio management of the Funds.

Based on their review of the materials provided and the assurances they received from Virtus and WCM, the Independent Trustees determined that the proposed Acquisition was not expected to affect adversely the nature, extent and quality of services provided to the Funds and the proposed Acquisition was not expected to have an adverse effect on, and, indeed should reasonably be expected to enhance the ability of WCM to continue managing the Funds. The Board and the Independent Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by VIA and WCM under the New Advisory Agreements and the Interim Agreements, as applicable.

Proposed Advisory Fees, Sub-Advisory Fees and Expenses
In considering each Fund’s proposed advisory and sub-advisory fees and estimated net expenses, the Board and the Independent Trustees considered certain comparative fee and expense data that had been received in connection with the Funds’ most recent annual contract renewal. The Board and the Independent Trustees also considered pro forma information regarding the Funds’ fees and expenses following the closing of the proposed Acquisition. The Board and the Independent Trustees also took into account that no changes in the Funds’ current advisory fees were being proposed in connection with the proposed Acquisition and that WCM’s sub-advisory fees would be paid out of the advisory fees. The Board and the Independent Trustees also took into account that the expense limitation agreements applicable to The Merger Fund VL, the Event-Driven Fund and the Credit Event Fund, and the advisory fee waiver in respect of The Merger Fund would not change for at least two years following the closing of the proposed Acquisition and that Virtus had stated that its past practice has been to continue to maintain those waivers and/or expense limitations beyond the expiration

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

of the two-year period. Based upon the foregoing, the Board and the Independent Trustees concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from VIA and WCM, respectively.

In assessing the possibility that the twelve nominees proposed to serve on the Board of the Trusts following the closing of the proposed Acquisition, if elected by shareholders, may revise the share class features of the Investor Class Shares of The Merger Fund, Event-Driven Fund, and Credit Event Fund to make the sale of Investor Class Shares subject to a front-end sales charge and/or a contingent deferred sales charge, the Board and the Independent Trustees considered that VIA had undertaken that all existing accounts invested in those Funds at the time of the Acquisition would qualify for a waiver of such sales charges on subsequent purchases of those Funds and that there was also the potential for the Funds and their existing shareholders to benefit from the shares of those Funds being available for sale on as many investment platforms and through as many investment channels as possible.

Anticipated Profitability and Possible Economies of Scale
Anticipated Profitability – In reviewing the anticipated profitability of the Funds to VIA and its affiliates, the Board and the Independent Trustees considered the fact that affiliates of VIA would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. In this regard, Virtus provided an analysis of the Funds’ current net expenses and the Funds’ pro forma net expenses, which reflected the compensation to be received by VIA and its affiliates for their provision of services to the Funds following the closing of the proposed Acquisition. The Board and the Independent Trustees took into consideration information provided by Virtus that indicated that Virtus’s profitability was within the range of the profitability of industry peers with a similar business model. The Board and the Independent Trustees noted that for at least two years following the closing of the proposed Acquisition the net expenses of the Funds (excluding taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses) by share class were not expected to increase. The Board and the Independent Trustees also took into account whether Virtus and its affiliates had the financial wherewithal to provide services to the Funds. The Board and the Independent Trustees also considered that Virtus and its affiliates would likely derive benefits in the form of increased assets under management and the expansion of the

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS
(continued) (Unaudited)

Virtus Funds’ lineup from their relationship with the Funds. Because VIA would pay WCM’s sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to WCM was not a material factor in the Board’s and the Independent Trustees’ deliberations concerning the entering into of the New Sub-Advisory Agreements. Based upon their review, the Board and the Independent Trustees concluded that VIA’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.

Economies of Scale – The Board and the Independent Trustees reviewed the extent to which VIA may realize economies of scale in managing the Funds. The Board and Independent Trustees considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board and the Independent Trustees took into account management’s discussion of the Funds’ estimated expenses following the closing of the proposed Acquisition, noting that the expense limitation agreements applicable to The Merger Fund VL, the Event-Driven Fund and the Credit Event Fund, and the advisory fee waiver in respect of The Merger Fund would continue for at least two years following the closing of the proposed Acquisition. The Independent Trustees concluded that those measures were reasonably designed to result in the sharing of economies of scale realized by VIA, if any, with the Funds and their shareholders. Because VIA would pay WCM’s sub-advisory fees out of its advisory fees, the Board and the Independent Trustees did not consider the potential economies of scale from WCM’s management of the Funds to be a material factor in the Board’s and the Independent Trustees’ deliberations concerning the entering into of the New Sub-Advisory Agreements.

Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the Proposed Agreements and Interim Agreements, including the fees payable to VIA and WCM, as applicable, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services to be provided to the Funds and such other considerations as the Independent Trustees believed relevant in the exercise of their reasonable business judgment and that the entering into of the Proposed Agreements and the Interim Agreements was in the best interests of the Funds and their shareholders. Accordingly, the Board and the Independent Trustees unanimously approved the entering into of the Proposed Agreements and the Interim Agreements and recommended that the Funds’ shareholders approve the Proposed Agreements.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2020, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2020 was 13.19% for TMF and 11.08% for EDF and 0.46% for CEF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2020 was 11.84% for TMF and 9.64% for EDF and 0.66% for CEF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2020 was 72.81% for TMF and 51.01% for EDF and 21.86% for CEF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally vote proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Parts F of Form N-PORT are available on the SEC’s website at www.sec.gov. Once filed, the most recent Parts F of Form N-PORT will also be available without charge, upon request, by calling 1-800-343-8959.

The Merger Fund and Westchester Capital Funds
PRIVACY POLICY

We collect the following non-public personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to non-affiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your non- public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

THIS PRIVACY POLICY IS NOT A PART OF THE SEMI-ANNUAL REPORT.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY 10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
(800) 343-8959

Distributor
Compass Distributors, LLC
Three Canal Plaza, 3rd Floor
Portland, ME 04101

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
CaSaundra Wu, Chief Compliance Officer
Abraham R. Cary, Secretary
Christopher Colomb, Principal Financial Officer

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

This report is authorized for distribution only when
preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date   8/31/2021

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date   8/31/2021

By (Signature and Title)*    /s/ Christopher Colomb
Christopher Colomb, Principal Financial Officer

Date   8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date   8/31/2021

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date   8/31/2021

By (Signature and Title)*    /s/ Christopher Colomb
Christopher Colomb, Principal Financial Officer

Date   8/31/2021

* Print the name and title of each signing officer under his or her signature.